Federated Investors
World-Class Investment Manager

Federated Max-Cap Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Federated Max-Cap Fund, a portfolio of Federated Index Trust, which covers the six-month reporting period from November 1, 2000, through April 30, 2001. The report begins with an investment review, followed by the fund's portfolio and its financial statements.

Federated Max-Cap Fund gives you a highly efficient way to pursue the broad performance of the U.S. stock market. The fund is managed passively to closely mirror the Standard & Poor's 500 Composite Stock Price Index (S&P 500), a classic benchmark of overall stock market performance that includes 500 stocks in industry, transportation, finance and public utilities. Stocks in the fund's portfolio are generally weighted in the same proportions as stocks in the S&P 500.1

During the six-month reporting period, the fund's total returns were (12.24)% for Institutional Shares, (12.38)% for Institutional Service Shares and (12.68)% for Class C Shares, based on net asset value.2 Institutional Shares paid dividend income distributions totaling $0.16 per share, while net asset value decreased by $3.72. Institutional Service Shares paid dividend income distributions totaling $0.12 per share, while net asset value decreased by $3.71. Class C Shares paid dividend income distributions totaling $0.01 per share, while net asset value decreased by $3.68. The fund's net assets were over $2.4 billion on the last day of the reporting period.

Thank you for investing your money in the broad long-term growth potential of stocks through the diversification and professional management of Federated Max-Cap Fund. As always, we invite your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
June 15, 2001

1 Federated Max-Cap Fund seeks investment results that correspond to the aggregate price and total return performance of the Standard & Poor's Composite Stock Price Index. "Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500," and "500" are trademarks of Standard & Poor's Ratings Group (S&P) and have been licensed for use by Federated Securities Corp. The fund is neither affiliated with nor promoted, sponsored, sold or endorsed by S&P. Its only relationship to the fund is the licensing of the use of the index. This index is unmanaged. Investments cannot be made in an index.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for Class C Shares, based on redemption value, was (13.56)% for the reporting period. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

Investment Review

The fund's total returns for Institutional Shares, Institutional Service Shares and Class C Shares for the six months ended April 30, 2001 were (12.24)%, (12.38)%, and (12.68)% respectively. The fund's target index, S&P 500, had a total return of (12.07)% during the reporting period. Share class performance varied from the S&P 500 due to transaction costs, administrative expenses and holdings of stock index futures contracts, which are held to enhance fund liquidity.

During the last six months, the U.S. stock market was driven lower by a slowing overall U.S. economy and declines in corporate profitability. Technology firms reported the most disappointing earnings, but many other firms (e.g., manufacturing) reported disappointing earnings and restructurings to reduce costs.

In response, the Federal Reserve Board has lowered short-term interest rates aggressively--five times since the beginning of the year (a total of 2.5%) in order to avoid an economic recession. This action, a "tonic" for a weakening economy, has stabilized the stock market and caused consumer confidence to improve, giving investors hope that stocks will recover.

Reversing the pattern over the last several years, large-cap stocks lagged the performance of mid- and small-cap stocks. Value-oriented (i.e., lower P/E ratio) stocks also outperformed growth-oriented stocks during the recent reporting period.

The best performing sectors in the S&P 500 during the last six months were basic materials, consumer cyclicals and transportation. The worst performing sectors were technology, communication services and health care.

Portfolio of Investments

April 30, 2001 (unaudited)

Shares			Value
		COMMON STOCKS--97.8%[1]
		Basic Materials--2.5%
48,300		Air Products & Chemicals, Inc.	$2,076,417
66,900		Alcan, Inc.	2,977,050
182,188		Alcoa, Inc.	7,542,583
16,896		Allegheny Technologies, Inc.	308,183
133,378		Archer-Daniels-Midland Co.	1,588,532
83,400		Barrick Gold Corp.	1,371,096
11,200		Bemis Co., Inc.	421,232
12,100		Boise Cascade Corp.	423,258
188,813		Dow Chemical Co.	6,315,795
219,682		Du Pont (E.I.) de Nemours & Co.	9,927,430
16,225		Eastman Chemical Co.	863,819
26,780		Ecolab, Inc.	1,013,087
26,962		Engelhard Corp.	693,193
6,400	[2]	FMC Corp.	458,816
31,300		Freeport-McMoRan Copper & Gold, Inc., Class B	443,208
47,344		Georgia-Pacific Corp.	1,539,153
10,600		Great Lakes Chemical Corp.	333,158
22,600		Hercules, Inc.	270,070
55,400		Homestake Mining Co.	345,142
38,300		Inco Ltd.	694,762
20,600		International Flavors & Fragrances, Inc.	509,232
101,449		International Paper Co.	3,974,772
21,900		Louisiana-Pacific Corp.	268,275
21,200		Mead Corp.	597,840
40,557		Newmont Mining Corp.	739,354
16,400		Nucor Corp.	831,972
35,600		PPG Industries, Inc.	1,892,140
33,300	[2]	Pactiv Corp.	465,534
16,607		Phelps Dodge Corp.	742,997
69,000		Placer Dome, Inc.	698,280
6,000		Potlatch Corp.	210,300
33,400		Praxair, Inc.	1,580,822
46,273		Rohm & Haas Co.	1,590,403
16,300		Sigma-Aldrich Corp.	750,452
10,400		Temple-Inland, Inc.	530,400
Shares			Value
		COMMON STOCKS--continued[1]
		Basic Materials--continued
18,720		USX-U.S. Steel Group, Inc.	$344,635
21,300		Vulcan Materials Co.	984,699
21,250		Westvaco Corp.	560,575
45,700		Weyerhaeuser Co.	2,583,421
23,000		Willamette Industries, Inc.	1,118,950
18,050		Worthington Industries, Inc.	215,698

		TOTAL	60,796,735

		Capital Goods--9.3%
41,500	[2]	Allied Waste Industries, Inc.	660,680
41,000	[2]	American Power Conversion Corp.	580,150
23,300		Avery Dennison Corp.	1,306,431
6,000		Ball Corp.	276,000
175,608		Boeing Co.	10,852,574
72,400		Caterpillar, Inc.	3,634,480
19,700		Cooper Industries, Inc.	736,189
193,800		Corning, Inc.	4,257,786
12,675		Crane Co.	356,675
8,700		Cummins, Inc.	360,180
29,900		Danaher Corp.	1,674,699
49,400		Deere & Co.	2,028,858
42,800		Dover Corp.	1,672,196
14,400		Eaton Corp.	1,059,984
90,000		Emerson Electric Co.	5,998,500
15,900		Fluor Corp.	838,089
41,940		General Dynamics Corp.	3,232,735
2,085,800		General Electric Co.	101,223,874
21,500		Goodrich (B.F.) Co.	847,100
167,987		Honeywell International, Inc.	8,211,205
18,500		ITT Industries, Inc.	815,295
63,700		Illinois Tool Works, Inc.	4,037,306
33,800		Ingersoll-Rand Co.	1,588,600
40,100	[2]	Jabil Circuit, Inc.	1,164,504
18,100		Johnson Controls, Inc.	1,310,440
90,776		Lockheed Martin Corp.	3,191,684
12,700		McDermott International, Inc.	155,067
9,800		Millipore Corp.	562,030
83,100		Minnesota Mining & Manufacturing Co.	9,889,731
Shares			Value
		COMMON STOCKS--continued[1]
		Capital Goods--continued
41,225		Molex, Inc.	$1,665,078
8,600		National Service Industries, Inc.	207,260
12,470	[2]	Navistar International Corp.	321,851
17,900		Northrop Grumman Corp.	1,615,475
16,080		PACCAR, Inc.	780,202
25,933		Pall Corp.	608,648
24,500		Parker-Hannifin Corp.	1,142,190
53,100		Pitney Bowes, Inc.	2,021,517
16,500	[2]	Power-One, Inc.	288,915
38,700		Rockwell International Corp.	1,742,661
63,800	[2]	Sanmina Corp.	1,859,770
17,600	[2]	Sealed Air Corp.	682,880
134,100	[2]	Solectron Corp.	3,412,845
46,200		Symbol Technologies, Inc.	1,455,300
30,000		Textron, Inc.	1,590,600
37,900	[2]	Thermo Electron Corp.	999,044
12,200		Thomas & Betts Corp.	252,174
12,600		Timken Co.	215,460
368,494		Tyco International Ltd.	19,666,525
98,700		United Technologies Corp.	7,706,496
130,928		Waste Management, Inc.	3,195,952

		TOTAL	223,953,885

		Communication Services--5.8%
790,782		AT&T Corp.	17,618,623
65,900		Alltel Corp.	3,598,799
393,600		BellSouth Corp.	16,515,456
29,600		CenturyTel, Inc.	804,528
186,620	[2]	Global Crossing Ltd.	2,338,349
160,500	[2]	NEXTEL Communications, Inc., Class A	2,608,125
348,905	[2]	Qwest Communications International, Inc.	14,270,215
712,526		SBC Communications, Inc.	29,391,698
186,300		Sprint Corp. (FON Group)	3,983,094
196,400	[2]	Sprint Corp. (PCS Group)	5,033,732
568,688		Verizon Communications	31,317,652
606,545	[2]	WorldCom, Inc.	11,069,446

		TOTAL	138,549,717

Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--8.2%
13,400		American Greetings Corp., Class A	$154,234
24,000	[2]	AutoZone, Inc.	752,160
59,600	[2]	Bed Bath & Beyond, Inc.	1,687,872
43,700	[2]	Best Buy Co., Inc.	2,405,685
17,100		Black & Decker Corp.	681,606
19,300		Block (H&R), Inc.	1,061,500
18,400		Brunswick Corp.	369,104
123,130		Carnival Corp., Class A	3,262,945
162,007	[2]	Cendant Corp.	2,874,004
12,400		Centex Corp.	535,060
35,500		Cintas Corp.	1,555,255
43,300		Circuit City Stores, Inc.	651,665
23,500	[2]	Consolidated Stores Corp.	258,500
36,200	[2]	Convergys Corp.	1,321,300
15,300		Cooper Tire & Rubber Co.	184,212
94,200		Costco Wholesale Corp.	3,290,406
31,145		Dana Corp.	611,376
117,905		Delphi Auto Systems Corp.	1,756,785
19,400		Dillards, Inc., Class A	328,636
69,402		Dollar General Corp.	1,145,133
18,400		Dow Jones & Co., Inc.	998,568
41,800	[2]	Federated Department Stores, Inc.	1,796,564
390,300		Ford Motor Co.	11,506,044
55,600		Gannett Co., Inc.	3,588,980
178,975		Gap (The), Inc.	4,959,397
115,400		General Motors Corp.	6,325,074
36,450		Genuine Parts Co.	984,150
33,200		Goodyear Tire & Rubber Co.	821,036
15,400		Harcourt General, Inc.	844,228
63,800		Harley Davidson, Inc.	2,940,542
24,550	[2]	Harrah's Entertainment, Inc.	846,975
36,300		Hasbro, Inc.	444,675
77,600		Hilton Hotels Corp.	857,480
487,450		Home Depot, Inc.	22,958,895
61,900		IMS Health, Inc.	1,699,155
64,800		Interpublic Group Cos., Inc.	2,199,960
101,800	[2]	K Mart Corp.	1,018,000
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
9,000		KB Home	$271,980
15,500		Knight-Ridder, Inc.	839,325
69,900	[2]	Kohl's Corp.	4,268,094
41,300		Leggett and Platt, Inc.	801,633
89,680		Limited, Inc.	1,517,386
10,900		Liz Claiborne, Inc.	535,844
80,700		Lowe's Cos., Inc.	5,084,100
50,600		Marriott International, Inc., Class A	2,321,528
94,000		Masco Corp.	2,162,000
89,925		Mattel, Inc.	1,452,289
62,700		May Department Stores Co.	2,335,575
16,200		Maytag Corp.	562,950
41,200		McGraw-Hill Cos., Inc.	2,668,936
10,500		Meredith Corp.	396,270
34,200		Moody's Corp.	1,073,880
34,300		New York Times Co., Class A	1,407,329
56,900		Nike, Inc., Class B	2,378,989
27,200		Nordstrom, Inc.	500,208
62,800	[2]	Office Depot, Inc.	596,600
37,300		Omnicom Group, Inc.	3,276,805
55,200		Penney (J.C.) Co., Inc.	1,118,352
8,600		Pulte Corp.	402,308
39,160		RadioShack Corp.	1,199,471
12,100	[2]	Reebok International Ltd.	310,123
70,400		Sears, Roebuck & Co.	2,594,240
33,800		Sherwin-Williams Co.	709,124
12,300		Snap-On, Inc.	356,700
18,100		Stanley Works	656,125
95,700	[2]	Staples, Inc.	1,557,039
59,300		TJX Cos., Inc.	1,857,869
26,200		TRW, Inc.	1,007,652
188,700		Target Corp.	7,255,515
30,700		Tiffany & Co.	995,294
41,500	[2]	Toys `R' Us, Inc.	1,029,200
63,700		Tribune Co.	2,684,318
24,000		V.F. Corp.	974,160
27,614		Visteon Corp.	456,459
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
940,200		Wal-Mart Stores, Inc.	$48,645,948
14,000		Whirlpool Corp.	780,780

		TOTAL	198,719,559

		Consumer Staples--12.3%
910,870	[2]	AOL Time Warner, Inc.	45,998,935
11,800		Alberto-Culver Co., Class B	480,732
86,161		Albertsons, Inc.	2,877,777
190,000		Anheuser-Busch Cos., Inc.	7,598,100
50,100		Avon Products, Inc.	2,120,232
14,400		Brown-Forman Corp., Class B	875,520
82,500		CVS Corp.	4,863,375
88,700		Campbell Soup Co.	2,700,028
88,575		Cardinal Health, Inc.	5,969,955
123,200	[2]	Clear Channel Communications, Inc.	6,874,560
49,600		Clorox Co.	1,578,768
523,500		Coca-Cola Co.	24,180,465
88,000		Coca-Cola Enterprises, Inc.	1,595,440
120,600		Colgate-Palmolive Co.	6,735,510
197,700	[2]	Comcast Corp., Class A	8,681,007
112,400		ConAgra, Inc.	2,339,044
7,800		Coors Adolph Co., Class B	405,600
25,200		Darden Restaurants, Inc.	688,212
15,300		Deluxe Corp.	397,647
437,900		Disney (Walt) Co.	13,246,475
25,700		Donnelley (R.R.) & Sons Co.	715,488
32,600		Fortune Brands, Inc.	1,015,490
59,500		General Mills, Inc.	2,344,895
221,900		Gillette Co.	6,293,084
73,100		Heinz (H.J.) Co.	2,861,865
28,700		Hershey Foods Corp.	1,733,767
85,500		Kellogg Co.	2,180,250
112,448		Kimberly-Clark Corp.	6,679,411
172,300	[2]	Kroger Co.	3,892,257
7,900		Longs Drug Stores Corp.	234,235
276,300		McDonald's Corp.	7,598,250
59,826		McKesson HBOC, Inc.	1,845,034
56,144		Newell Rubbermaid, Inc.	1,513,642
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
304,100		PepsiCo, Inc.	$13,322,621
468,100		Philip Morris Cos., Inc.	23,456,491
273,600		Procter & Gamble Co.	16,429,680
27,600		Quaker Oats Co.	2,677,200
64,700		Ralston Purina Co.	1,966,233
37,400	[2]	Robert Half International, Inc.	1,039,720
105,600	[2]	Safeway, Inc.	5,734,080
165,400		Sara Lee Corp.	3,293,114
78,800	[2]	Starbucks Corp.	1,524,780
27,900		SUPERVALU, Inc.	381,393
140,800		Sysco Corp.	3,959,296
30,830	[2]	Tricon Global Restaurants, Inc.	1,381,801
12,100		Tupperware Corp.	266,442
34,300		UST, Inc.	1,032,430
120,453		Unilever N.V., ADR	6,759,822
43,500	[2]	Univision Communications, Inc., Class A	1,901,385
367,193	[2]	Viacom, Inc., Class B	19,116,068
213,400		Walgreen Co.	9,129,252
24,000		Wendy's International, Inc.	607,920
29,400		Winn-Dixie Stores, Inc.	928,158
47,600		Wrigley (Wm.), Jr. Co.	2,299,556

		TOTAL	296,322,492

		Energy--7.2%
111,800	[2]	AES Corp.	5,329,506
18,700		Amerada-Hess Corp.	1,636,250
52,434		Anadarko Petroleum Corp.	3,388,285
26,000		Apache Corp.	1,662,960
14,700		Ashland, Inc.	632,982
69,990		Baker Hughes, Inc.	2,749,907
45,365		Burlington Resources, Inc.	2,141,682
62,800	[2]	Calpine Corp.	3,578,972
135,200		Chevron Corp.	13,054,912
131,279		Conoco, Inc., Class B	3,993,507
27,000		Devon Energy Corp.	1,593,270
24,600		EOG Resources, Inc.	1,141,194
731,779		Exxon Mobil Corp.	64,835,619
93,200		Halliburton Co.	4,027,172
Shares			Value
		COMMON STOCKS--continued[1]
		Energy--continued
19,876		Kerr-McGee Corp.	$1,424,115
31,000	[2]	Nabors Industries, Inc.	1,848,220
28,300	[2]	Noble Drilling Corp.	1,372,550
77,800		Occidental Petroleum Corp.	2,343,336
53,800		Phillips Petroleum Co.	3,206,480
19,900	[2]	Rowan Companies, Inc.	660,481
449,500		Royal Dutch Petroleum Co., ADR	26,758,735
120,600		Schlumberger Ltd.	7,995,780
17,937		Sunoco, Inc.	681,965
115,900		Texaco, Inc.	8,377,252
30,500		Tosco Corp.	1,404,525
66,677		Transocean Sedco Forex, Inc.	3,619,228
65,400		USX-Marathon Group	2,090,184
51,200		Unocal Corp.	1,953,792

		TOTAL	173,502,861

		Financials--16.7%
111,800		AFLAC, Inc.	3,555,240
22,200		AMBAC Financial Group, Inc.	1,194,582
53,975		AON Corp.	1,794,129
154,110		Allstate Corp.	6,434,093
280,200		American Express Co.	11,891,688
105,860		American General Corp.	4,616,555
490,024		American International Group, Inc.	40,083,963
79,100		AmSouth Bancorporation	1,356,565
83,600		BB&T Corp.	2,961,112
243,785		Bank One Corp.	9,207,759
342,892		Bank of America Corp.	19,201,952
156,000		Bank of New York Co., Inc.	7,831,200
22,456		Bear Stearns Cos., Inc.	1,129,537
32,300		CIGNA Corp.	3,446,410
55,200		CIT Group, Inc., Class A	2,025,840
41,500		Capital One Financial Corp.	2,608,690
43,775		Charter One Financial, Inc.	1,282,607
36,800		Chubb Corp.	2,456,400
33,900		Cincinnati Financial Corp.	1,301,082
1,057,128		Citigroup, Inc.	51,957,841
37,350		Comerica, Inc.	1,920,911
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
68,561		Conseco, Inc.	$1,304,716
24,100		Countrywide Credit Industries, Inc.	1,028,347
146,400		Federal Home Loan Mortgage Corp.	9,633,120
212,200		Federal National Mortgage Association	17,031,172
118,867		Fifth Third Bancorp	6,390,290
206,398		First Union Corp.	6,185,748
228,125		Fleet Boston Financial Corp.	8,753,156
55,600		Franklin Resources, Inc.	2,426,940
33,300		Golden West Financial Corp.	1,954,710
49,700		Hartford Financial Services Group, Inc.	3,086,370
99,159		Household International, Inc.	6,348,159
52,836		Huntington Bancshares, Inc.	796,239
400,790		J.P. Morgan Chase & Co.	19,229,904
32,605		Jefferson-Pilot Corp.	1,521,349
89,700		KeyCorp	2,079,246
52,700		Lehman Brothers Holdings, Inc.	3,833,925
40,400		Lincoln National Corp.	1,864,864
41,600		Loews Corp.	2,804,256
31,050		MBIA, Inc.	1,485,743
179,427		MBNA Corp.	6,396,573
22,500		MGIC Investment Corp.	1,462,275
58,000		Marsh & McLennan Cos., Inc.	5,593,520
102,800		Mellon Financial Corp.	4,207,604
170,100		Merrill Lynch & Co., Inc.	10,495,170
161,100		MetLife, Inc.	4,671,900
235,114		Morgan Stanley, Dean Witter & Co.	14,762,808
128,200		National City Corp.	3,488,322
60,900		PNC Financial Services Group	3,962,763
15,500		Progressive Corp., Ohio	1,810,400
60,200		Providian Financial Corp.	3,208,660
50,800		Regions Financial Corp.	1,546,860
26,900		SAFECO Corp.	718,230
291,525		Schwab (Charles) Corp.	5,772,195
35,400		SouthTrust Corp.	1,683,270
45,852		St. Paul Cos., Inc.	2,067,925
40,700		Starwood Hotels & Resorts Worldwide, Inc.	1,468,863
34,000		State Street Corp.	3,528,520
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
46,900		Stilwell Financial, Inc.	$1,382,143
62,400		SunTrust Banks, Inc.	3,962,400
59,850		Synovus Financial Corp.	1,722,483
25,600		T. Rowe Price Group, Inc.	889,856
26,600		Torchmark Corp.	1,007,874
405,678		U.S. Bancorp	8,592,260
34,600		USA Education, Inc.	2,460,060
28,400		Union Planters Corp.	1,079,484
50,714		UnumProvident Corp.	1,516,856
44,100		Wachovia Corp.	2,681,280
122,576		Washington Mutual, Inc.	6,120,220
360,060		Wells Fargo Co.	16,912,018

		TOTAL	401,189,202

		Health Care--12.4%
325,900		Abbott Laboratories	15,115,242
29,755	[2]	Aetna, Inc.	838,793
27,700		Allergan, Inc.	2,105,200
49,900	[2]	Alza Corp.	2,281,428
276,100		American Home Products Corp.	15,944,775
219,200	[2]	Amgen, Inc.	13,401,888
44,300		Applera Corp. - Applied Biosystems Group	1,420,258
10,700		Bard (C.R.), Inc.	470,907
11,200		Bausch & Lomb, Inc.	478,240
62,000		Baxter International, Inc.	5,651,300
53,300		Becton, Dickinson & Co.	1,724,255
31,200	[2]	Biogen, Inc.	2,017,392
37,600		Biomet, Inc.	1,606,648
85,400	[2]	Boston Scientific Corp.	1,356,152
411,600		Bristol-Myers Squibb Co.	23,049,600
40,300	[2]	Chiron Corp.	1,934,803
36,900	[2]	Forest Labratories, Inc.	2,256,435
64,800		Guidant Corp.	2,656,800
116,407		HCA - The Healthcare Co.	4,504,951
81,400	[2]	HEALTHSOUTH, Corp.	1,143,670
35,600	[2]	Humana, Inc.	351,728
292,600		Johnson & Johnson	28,230,048
35,600	[2]	King Pharmaceuticals, Inc.	1,499,828
Shares			Value
		COMMON STOCKS--continued[1]
		Health Care--continued
237,300		Lilly (Eli) & Co.	$20,170,500
21,550	[2]	Manor Care, Inc.	499,960
44,400	[2]	Medimmune, Inc.	1,738,260
253,100		Medtronic, Inc.	11,288,260
485,400		Merck & Co., Inc.	36,875,838
1,328,025		Pfizer, Inc.	57,503,483
271,726		Pharmacia Corp.	14,200,401
24,300	[2]	Quintiles Transnational Corp.	499,365
308,000		Schering Plough Corp.	11,870,320
17,941	[2]	St. Jude Medical, Inc.	1,027,122
41,200		Stryker Corp.	2,442,748
66,800	[2]	Tenet Healthcare Corp.	2,981,952
67,200		UnitedHealth Group, Inc.	4,400,256
21,700	[2]	Watson Pharmaceuticals, Inc.	1,080,660
13,200	[2]	Wellpoint Health Networks, Inc.	1,296,900

		TOTAL	297,916,366

		Technology--19.0%
162,600	[2]	ADC Telecommunications, Inc.	1,221,126
20,800	[2]	Adaptec, Inc.	233,792
50,600		Adobe System, Inc.	2,272,952
66,000	[2]	Advanced Micro Devices, Inc.	2,046,000
95,401	[2]	Agilent Technologies, Inc.	3,721,593
83,500	[2]	Altera Corp.	2,111,715
75,300	[2]	Analog Devices, Inc.	3,562,443
17,062	[2]	Andrew Corp.	298,926
72,800	[2]	Apple Computer, Inc.	1,855,672
170,300	[2]	Applied Materials, Inc.	9,298,380
62,300	[2]	Applied Micro Circuits Corp.	1,621,046
12,100		Autodesk, Inc.	421,806
133,000		Automatic Data Processing, Inc.	7,215,250
58,610	[2]	Avaya, Inc.	866,842
51,700	[2]	BMC Software, Inc.	1,250,623
51,400	[2]	Broadcom Corp. - Class A	2,136,184
56,700	[2]	BroadVision, Inc.	362,313
38,800	[2]	Cabletron Systems, Inc.	608,384
1,531,700	[2]	Cisco Systems, Inc.	26,008,266
39,000	[2]	Citrix Systems, Inc.	1,107,600
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
355,561		Compaq Computer Corp.	$6,222,318
121,262		Computer Associates International, Inc.	3,903,424
35,500	[2]	Computer Sciences Corp.	1,264,865
76,900	[2]	Compuware Corp.	790,532
34,700	[2]	Comverse Technology, Inc.	2,376,950
45,400	[2]	Concord EFS, Inc.	2,113,370
51,200	[2]	Conexant Systems, Inc.	550,400
545,000	[2]	Dell Computer Corp.	14,300,800
460,974	[2]	EMC Corp. - Mass	18,254,570
63,200		Eastman Kodak Co.	2,749,200
98,500		Electronic Data Systems Corp.	6,353,250
29,800		Equifax, Inc.	985,486
83,200		First Data Corp.	5,611,008
26,100	[2]	Fiserv, Inc.	1,444,374
68,100	[2]	Gateway, Inc.	1,293,900
19,800		Grainger (W.W.), Inc.	767,844
406,800		Hewlett-Packard Co.	11,565,324
1,416,700		Intel Corp.	43,790,197
369,300		International Business Machines Corp.	42,521,202
43,500	[2]	Intuit, Inc.	1,393,740
274,900	[2]	JDS Uniphase Corp.	5,880,111
38,800	[2]	KLA-Tencor Corp.	2,132,448
67,300	[2]	LSI Logic Corp.	1,377,631
26,800	[2]	Lexmark Intl. Group, Inc. Class A	1,646,324
66,700		Linear Technology Corp.	3,204,268
716,428		Lucent Technologies, Inc.	7,171,444
68,000	[2]	Maxim Integrated Products, Inc.	3,474,800
17,000	[2]	Mercury Interactive Corp.	1,124,550
124,900		Micron Technology, Inc.	5,667,962
1,123,100	[2]	Microsoft Corp.	76,090,025
460,235		Motorola, Inc.	7,156,654
20,300	[2]	NCR Corp.	954,303
36,700	[2]	National Semiconductor Corp.	1,056,960
66,600	[2]	Network Appliance, Inc.	1,515,163
669,740		Nortel Networks Corp.	10,247,022
69,100	[2]	Novell, Inc.	330,298
29,600	[2]	Novellus Systems, Inc.	1,632,440
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
1,175,848	[2]	Oracle Corp.	$19,001,704
119,242	[2]	Palm, Inc.	955,128
57,400	[2]	Parametric Technology Corp.	654,360
78,425		Paychex, Inc.	2,710,368
60,100	[2]	Peoplesoft, Inc.	2,226,104
10,500		PerkinElmer, Inc.	702,555
19,300	[2]	QLogic Corp.	827,777
158,600	[2]	Qualcomm, Inc.	9,097,296
71,600		Raytheon Co., Class B	2,114,348
27,199	[2]	Sabre Group Holdings, Inc.	1,356,142
25,600	[2]	Sapient Corp.	344,320
33,900		Scientific-Atlanta, Inc.	1,957,047
90,500	[2]	Siebel Systems, Inc.	4,124,990
686,200	[2]	Sun Microsystems, Inc.	11,747,744
19,900		Tektronix, Inc.	481,580
86,500	[2]	Tellabs, Inc.	3,037,015
36,800	[2]	Teradyne, Inc.	1,453,600
364,500		Texas Instruments, Inc.	14,106,150
65,900	[2]	Unisys Corp.	793,436
86,000	[2]	Veritas Software Corp.	5,126,460
40,000	[2]	Vitesse Semiconductor Corp.	1,356,000
140,600		Xerox Corp.	1,271,024
69,500	[2]	Xilinx, Inc.	3,299,165
117,600	[2]	Yahoo!, Inc.	2,373,168

		TOTAL	458,253,551

		Transportation--0.7%
31,700	[2]	AMR Corp.	1,208,087
83,133		Burlington Northern Santa Fe	2,444,110
44,800		CSX Corp.	1,571,136
25,900		Delta Air Lines, Inc.	1,140,377
62,380	[2]	FedEx Corp.	2,624,327
80,800		Norfolk Southern Corp.	1,594,992
12,600		Ryder Systems, Inc.	249,606
158,587		Southwest Airlines Co.	2,887,869
14,100	[2]	US Airways Group, Inc.	393,390
52,200		Union Pacific Corp.	2,969,658

		TOTAL	17,083,552

Shares			Value
		COMMON STOCKS--continued[1]
		Utilities--3.7%
25,900		Allegheny Energy, Inc.	$1,325,044
28,900		Ameren Corp.	1,212,933
67,820		American Electric Power Co., Inc.	3,346,239
27,500		CMS Energy Corp.	860,750
33,540		Cinergy Corp.	1,163,167
55,900	[2]	Citizens Communications Co.	642,850
44,700		Consolidated Edison, Inc.	1,672,227
34,250		Constellation Energy Group	1,635,095
30,100		DTE Energy Co.	1,261,792
50,409		Dominion Resources, Inc.	3,452,512
161,344		Duke Energy Corp.	7,544,445
68,100		Dynegy, Inc. -- Class A	3,939,585
68,600		Edison International	675,710
104,742		El Paso Corp.	7,206,250
157,300		Enron Corp.	9,865,856
47,000		Entergy Corp.	1,903,500
67,125		Exelon Corp.	4,634,981
37,300		FPL Group, Inc.	2,234,270
47,500		FirstEnergy Corp.	1,439,250
25,600		GPU, Inc.	852,736
28,400		KeySpan Corp.	1,127,480
24,100		Kinder Morgan, Inc.	1,414,670
71,220	[2]	Mirant Corp.	2,905,776
9,600		NICOR, Inc.	376,224
42,900		NiSource, Inc.	1,277,133
33,800		Niagara Mohawk Holdings, Inc.	568,178
6,200		ONEOK, Inc.	267,964
81,600		P G & E Corp.	731,952
30,491		PPL Corp.	1,677,005
7,400		Peoples Energy Corp.	294,150
17,800		Pinnacle West Capital Corp.	893,382
43,300		Progress Energy, Inc.	1,915,592
45,200		Public Service Enterprises Group, Inc.	2,099,088
62,060		Reliant Energy, Inc.	3,075,073
43,057		Sempra Energy	1,191,387
142,400		Southern Co.	3,330,736
54,425		TXU Corp.	2,392,523
Shares			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
101,700		Williams Cos., Inc. (The)	$4,288,689
71,785		Xcel Energy, Inc.	2,239,692

		TOTAL	88,935,886

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,382,107,009)	2,355,223,806

		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.4%[3]
10,000,000		U.S. Treasury Bill, 7/19/2001 (identified cost $9,917,818)	9,920,200

		MUTUAL FUND--1.7%
41,674,037		Prime Value Obligations Fund, Class IS (at net asset value)	41,674,037

		TOTAL INVESTMENTS (IDENTIFIED COST $1,433,698,864)[4]	$2,406,818,043

1 The fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $53,307,750 at April 30, 2001, which represents 2.2% of net assets. Taking into consideration these open index futures contracts, the fund's effective total exposure to the index is 100.0%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure that the fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The cost of investments for federal tax purposes amounts to $1,433,698,864. The net unrealized appreciation of investments on a federal tax basis amounts to $973,119,179 which is comprised of $1,110,505,820 appreciation and $137,386,641 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($2,408,099,384) at April 30, 2001.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $1,433,698,864)		$2,406,818,043
Income receivable		1,618,421
Receivable for investments sold		83,773
Receivable for shares sold		997,584

TOTAL ASSETS		2,409,517,821

Liabilities:
Payable for investments purchased	$131,599
Payable for shares redeemed	234,856
Payable to bank	605,584
Payable for daily variation margin	166,164
Accrued expenses	280,234

TOTAL LIABILITIES		1,418,437

Net assets for 95,055,145 shares outstanding		$2,408,099,384

Net Assets Consist of:
Paid in capital		$1,514,213,028
Net unrealized appreciation of investments and futures contracts		973,061,419
Accumulated net realized loss on investments and futures contracts		(80,008,706)
Accumulated undistributed net investment income		833,643

TOTAL NET ASSETS		$2,408,099,384

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value and offering price per share ($1,579,886,269 ÷ 62,305,685 shares outstanding)		$25.36

Redemption proceeds per share		$25.36

Institutional Service Shares:
Net asset value and offering price per share ($698,138,137 ÷ 27,593,438 shares outstanding)		$25.30

Redemption proceeds per share		$25.30

Class C Shares:
Net asset value and offering price per share ($130,074,978 ÷ 5,156,022 shares outstanding)		$25.23

Redemption proceeds per share (99.00/100 of $25.23)[1]		$24.98

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $20,368)			$15,176,835
Interest			2,169,590

TOTAL INCOME			17,346,425

Expenses:
Management fee		$3,892,529
Custodian fees		79,061
Transfer and dividend disbursing agent fees and expenses		177,988
Directors'/Trustees' fees		13,107
Auditing fees		4,945
Legal fees		5,190
Portfolio accounting fees		78,196
Distribution services fee--Institutional Service Shares		1,135,161
Distribution services fee--Class C Shares		491,647
Shareholder services fee--Institutional Shares		2,133,924
Shareholder services fee--Institutional Service Shares		945,967
Shareholder services fee--Class C Shares		163,882
Share registration costs		50,283
Printing and postage		25,242
Insurance premiums		2,595
Miscellaneous		6,203

TOTAL EXPENSES		9,205,920

Waivers and Reimbursement:
Waiver of distribution services fee--Institutional Service Shares	$(924,469)
Waiver of shareholder services fee--Institutional Shares	(2,133,924)
Waiver of shareholder services fee--Institutional Service Shares	(21,502)
Reimbursement of management fee	(3,387)

TOTAL WAIVERS AND REIMBURSEMENT		(3,083,282)

Net expenses			6,122,638

Net investment income			11,223,787

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(1,812,516)
Net realized loss on futures contracts			(17,874,853)
Net change in unrealized appreciation of investments and futures contracts			(356,202,489)

Net realized and unrealized loss on investments and futures contracts			(375,889,858)

Change in net assets resulting from operations			$(364,666,071)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,223,787	$26,076,297
Net realized gain (loss) on investments and futures contracts	(19,687,369)	(55,332,209)
Net change in unrealized appreciation (depreciation) of investments and futures contracts	(356,202,489)	165,251,784

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(364,666,071)	135,995,872

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(10,456,898)	(19,943,739)
Institutional Service Shares	(3,507,383)	(5,533,273)
Class C Shares	(72,055)	(44,237)
Distributions from net realized gains on investments and futures contracts
Institutional Shares	--	(18,029,897)
Institutional Service Shares	--	(6,740,115)
Class C Shares	--	(866,468)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,036,336)	(51,157,729)

Share Transactions:
Proceeds from sale of shares	505,796,052	1,722,461,932
Net asset value of shares issued to shareholders in payment of distributions declared	8,826,998	34,105,757
Cost of shares redeemed	(792,406,779)	(1,603,637,792)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(277,783,729)	152,929,897

Change in net assets	(656,486,136)	237,768,040

Net Assets:
Beginning of period	3,064,585,520	2,826,817,480

End of period (including accumulated undistributed net investment income of $833,643 and $3,646,192, respectively)	$2,408,099,384	$3,064,585,520

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$29.08	$28.09	$22.91	$19.70	$15.49	$14.74
Income From Investment Operations:
Net investment income	0.14	0.29	0.31	0.31	0.31	0.34
Net realized and unrealized gain (loss) on investments and futures contracts	(3.70)	1.23	5.38	3.83	4.47	2.80

TOTAL FROM INVESTMENT OPERATIONS	(3.56)	1.52	5.69	4.14	4.78	3.14

Less Distributions:
Distributions from net investment income	(0.16)	(0.28)	(0.29)	(0.31)	(0.33)	(0.36)
Distributions from net realized gain on investments and futures contracts	0.00	(0.25)	(0.22)	(0.62)	(0.24)	(2.03)

TOTAL DISTRIBUTIONS	(0.16)	(0.53)	(0.51)	(0.93)	(0.57)	(2.39)

Net Asset Value, End of Period	$25.36	$29.08	$28.09	$22.91	$19.70	$15.49

Total Return[1]	(12.24)%	5.40%	25.11%	21.56%	31.51%	23.71%

Ratios to Average Net Assets:

Expenses	0.33%[2]	0.34%	0.32%	0.31%	0.31%	0.31%

Net investment income	1.00%[2]	0.98%	1.18%	1.40%	1.70%	2.29%

Expense waiver/reimbursement[3]	0.25%[2]	0.25%	0.28%	0.27%	0.30%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,579,886	$2,021,341	$2,003,590	$1,445,175	$1,142,081	$900,131

Portfolio turnover	4%	11%	3%	3%	16%	3%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period:	$29.01	$28.03	$22.86	$19.66	$15.47	$14.72
Income From Investment Operations:
Net investment income	0.09	0.19	0.23	0.25	0.26	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	(3.68)	1.23	5.37	3.82	4.45	2.79

TOTAL FROM INVESTMENT OPERATIONS	(3.59)	1.42	5.60	4.07	4.71	3.09

Less Distributions:
Distributions from net investment income	(0.12)	(0.19)	(0.21)	(0.25)	(0.28)	(0.31)
Distributions from net realized gain on investments and futures contracts	0.00	(0.25)	(0.22)	(0.62)	(0.24)	(2.03)

TOTAL DISTRIBUTIONS	(0.12)	(0.44)	(0.43)	(0.87)	(0.52)	(2.34)

Net Asset Value, End of Period	$25.30	$29.01	$28.03	$22.86	$19.66	$15.47

Total Return[1]	(12.38)%	5.08%	24.76%	21.21%	31.07%	23.39%

Ratios to Average Net Assets:

Expenses	0.63%[2]	0.64%	0.62%	0.61%	0.62%	0.61%

Net investment income	0.70%[2]	0.67%	0.88%	1.09%	1.36%	1.97%

Expense waiver/reimbursement[3]	0.25%[2]	0.25%	0.28%	0.27%	0.30%	0.31%

Supplemental Data:

Net assets, end of period (000 omitted)	$698,138	$900,246	$726,976	$477,760	$245,986	$58,741

Portfolio turnover	4%	11%	3%	3%	16%	3%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999	1998 [1]
Net Asset Value, Beginning of Period	$28.91	$27.96	$22.82	$19.81
Income From Investment Operations:
Net investment income (loss)	0.00 [2]	(0.00)[2]	0.07	0.12
Net realized and unrealized gain (loss) on investments and futures contracts	(3.67)	1.21	5.35	3.66

TOTAL FROM INVESTMENT OPERATIONS	(3.67)	1.21	5.42	3.78

Less Distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.06)	(0.15)
Distributions from net realized gain on investments and futures contracts	0.00	(0.25)	(0.22)	(0.62)

TOTAL DISTRIBUTIONS	(0.01)	(0.26)	(0.28)	(0.77)

Net Asset Value, End of Period	$25.23	$28.91	$27.96	$22.82

Total Return[3]	(12.68)%	4.35%	23.94%	19.57%

Ratios to Average Net Assets:

Expenses	1.33%[4]	1.34%	1.32%	1.32%[4]

Net investment income (loss)	0.00%[4]	(0.03%)	0.18%	0.35%[4]

Expense waiver/reimbursement[6]	0.00%[4,5]	0.00%[5]	0.03%	0.02%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$130,075	$142,999	$96,251	$15,784

Portfolio turnover	4%	11%	3%	3%

1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

2 Amount represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 Amount represents less than 0.01%.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Class C Shares. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks, by duplicating the composition of the Standard & Poor's 500 Composite Stock Price Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $50,697,204, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked--to--market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended April 30, 2001, the Fund had realized losses on futures contracts of $17,874,853.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2001	170 S&P 500 Index Futures	Long	$(57,760)

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2001		Year Ended 10/31/2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,271,421	$322,895,771	35,580,041	$1,042,845,838
Shares issued to shareholders in payment of distributions declared	223,258	5,652,105	755,615	22,185,859
Shares redeemed	(19,705,515)	(518,839,911)	(38,133,981)	(1,106,664,687)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,210,836)	$(190,292,035)	(1,798,325)	$(41,632,990)

	Six Months Ended 4/30/2001		Year Ended 10/31/2000
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,841,685	$151,967,988	20,233,748	$592,537,593
Shares issued to shareholders in payment of distributions declared	122,813	3,114,987	380,962	11,150,133
Shares redeemed	(9,404,618)	(248,142,272)	(15,512,216)	(452,996,959)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(3,440,120)	$(93,059,297)	5,102,494	$150,690,767

	Six Months Ended 4/30/2001		Year Ended 10/31/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,194,053	$30,932,293	2,998,248	$87,078,501
Shares issued to shareholders in payment of distributions declared	2,253	59,906	26,623	769,765
Shares redeemed	(987,478)	(25,424,596)	(1,519,663)	(43,976,146)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	208,828	$5,567,603	1,505,208	$43,872,120

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,442,128)	$(277,783,729)	4,809,377	$152,929,897

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.30% of the Fund's average daily net assets. Under the terms of a sub-management agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager based on the average daily net assets of the Fund as follows: 0.05% on the first $100 million, 0.02% on the next $100 million, and 0.01% thereafter.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain management fees as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities, short-term securities (and in-kind contributions), for the six months ended April 30, 2001, were as follows:

Purchases	$79,302,507

Sales	$320,968,939

Purchases and sales of long-term U.S. government securities for the six months ended April 30, 2001, were as follows:

Purchases	$19,775,000

Sales	$10,000,000

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Max-Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31420E106
Cusip 31420E403
Cusip 31420E502

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

2052905 (6/01)

Federated Investors
World-Class Investment Manager

Federated Mid-Cap Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Federated Mid-Cap Fund, a portfolio of Federated Index Trust, which covers the six-month period from November 1, 2000, through April 30, 2001. The report begins with an investment review, followed by the fund's portfolio and its financial statements.

As its name implies, Federated Mid-Cap Fund gives you a highly efficient way to pursue the performance of the mid-cap stock market. Stocks in the fund are weighted in the same proportion as the stocks that make up the Standard & Poor's Mid-Cap 400 Index. This unmanaged index consists of 400 common stocks issued by medium-sized domestic companies with a median market capitalization of $1.1 billion.1

Over the six-month reporting period, the fund's total return was (1.64)% through dividend income of $0.09 per share, capital gains of $2.33 per share and a $2.83 decrease in net asset value.2 On the last day of the reporting period, the fund's net assets totaled $241.6 million.

Thank you for putting your money to work in mid-cap stocks through the efficiency and professional management of Federated Mid-Cap Fund. As always, we invite your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
June 15, 2001

1 Federated Mid-Cap Fund seeks investment results that correspond to the aggregate price and total return performance of the Standard & Poor's Mid-Cap Index. "Standard & Poor's," "S&P," "S&P Mid-Cap 400 Index," "Standard & Poor's Mid-Cap 400 Index" are trademarks of Standard & Poor's Ratings Group (S&P) and have been licensed for use by Federated Securities Corp. The fund is neither affiliated with nor promoted, sponsored, sold or endorsed by S&P. Its only relationship to the fund is the licensing of the use of the index. This index is unmanaged. Investments cannot be made in an index.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

Investment Review

The fund's total return for the six months ended April 30, 2001 was (1.64)%. The target index (Standard & Poor's MidCap 400 Index) had a total return of (1.40)% during the reporting period. Fund performance varied from the index due to transaction costs, administrative expenses, and holdings of stock index futures contracts, which are held to enhance fund liquidity.

During the last six months, the U.S. stock market was driven lower by a slowing overall U.S. economy and declines in corporate profitability. Technology firms reported the most disappointing earnings, but many other firms (e.g., manufacturing) reported disappointing earnings and restructurings to reduce costs.

In response, the Federal Reserve Board has lowered short-term interest rates aggressively--five times since the beginning of the year (a total of 2.5%) in order to avoid an economic recession. This action, a "tonic" for a weakening economy, has stabilized the stock market and has caused consumer confidence to improve, giving investors hope that stocks will recover.

Reversing the pattern over the last several years, large-cap stocks lagged the performance of mid- and small-cap stocks. Value-oriented (i.e., lower P/E ratio) stocks also outperformed growth-oriented stocks during the recent reporting period.

The best performing sectors in the index during the last six months were capital goods, consumer cyclicals and basic materials. The worst performing sectors were communication services, health care and technology.

Portfolio of Investments

April 30, 2001 (unaudited)

Shares			Value
		COMMON STOCKS--93.1%[1]
		Basic Materials--3.8%
28,200		AK Steel Holding Corp.	$365,754
17,700	[2]	Airgas, Inc.	158,415
11,975		Albemarle Corp.	279,736
13,100		Bowater, Inc.	635,350
29,499		CK Witco Corp.	298,825
17,400		Cabot Corp.	565,674
6,242	[2]	Cabot Microelectronics Corp.	399,613
5,800		Carpenter Technology Corp.	151,960
10,500	[2]	Cytec Industries, Inc.	343,455
8,950		Ferro Corp.	186,786
3,700		Fuller (H.B.) Co.	152,958
21,000		Georgia-Pacific Corp.	621,810
11,100		Glatfelter (P.H.) Co.	159,840
30,000		IMC Global, Inc.	360,000
13,400		Longview Fibre Co.	170,180
13,600		Lubrizol Corp.	398,344
30,700		Lyondell Chemical Co.	482,297
12,200		Martin Marietta Materials	560,834
5,300		Minerals Technologies, Inc.	203,255
11,500		Olin Corp.	217,925
26,750		RPM, Inc.	255,195
7,100		Rayonier, Inc.	311,335
7,625		Schulman (A.), Inc.	88,984
27,000		Solutia, Inc.	342,900
26,073		Sonoco Products Co.	582,732
11,800	[2]	UCAR International, Inc.	140,892
7,100		Universal Corp.	274,770
12,700		Valspar Corp.	392,430
13,367		Wausau-Mosinee Paper Corp.	183,930

		TOTAL	9,286,179

		Capital Goods--6.5%
18,700		AGCO Corp.	162,690
8,400		AMETEK, Inc.	231,924
8,047		Albany International Corp., Class A	159,492
18,100	[2]	American Standard Cos.	1,090,525
Shares			Value
		COMMON STOCKS--continued[1]
		Capital Goods--continued
7,900		Carlisle Cos., Inc.	$291,905
18,693		Diebold, Inc.	609,205
11,600		Donaldson Company, Inc.	321,088
11,000	[2]	Dycom Industries, Inc.	180,730
11,900		Federal Signal Corp.	272,153
9,800		Flowserve Corp.	277,340
10,725		Granite Construction, Inc.	275,418
15,700		HON Industries, Inc.	391,872
10,400		Harsco Corp.	294,320
16,300		Hillenbrand Industries, Inc.	823,150
15,480		Hubbell, Inc., Class B	427,558
6,900	[2]	Jacobs Engineering Group, Inc.	454,848
7,800		Kaydon Corp.	199,836
22,900	[2]	KEMET Corp.	469,908
8,000		Kennametal, Inc.	262,160
12,500	[2]	MasTec, Inc.	183,250
20,000		Miller Herman, Inc.	531,000
9,200		Newport News Shipbuilding, Inc.	594,780
8,500		Nordson Corp.	228,735
12,700		Pentair, Inc.	390,779
10,800	[2]	Plexus Corp.	331,776
13,400		Precision Castparts Corp.	500,624
14,900	[2]	Quanta Services, Inc.	382,781
24,000		Reynolds & Reynolds Co., Class A	495,840
6,440		Ryerson Tull, Inc.	70,454
38,200	[2]	SCI Systems, Inc.	976,010
8,000		SPX Corp.	900,880
20,500		Sensormatic Electronics Corp.	297,250
2,700	[2]	Sequa Corp., Class A	125,820
7,300		Stewart & Stevenson Services, Inc.	163,155
4,900		Tecumseh Products Co., Class A	241,570
10,000		Teleflex, Inc.	489,100
9,650		Trinity Industries, Inc.	188,175
36,102	[2]	Vishay Intertechnology, Inc.	900,745
10,600		Wallace Computer Services, Inc.	189,740
9,900		York International Corp.	299,079

		TOTAL	15,677,665

Shares			Value
		COMMON STOCKS--continued[1]
		Communication Services--2.3%
20,700		Alliant Energy Corp.	$645,840
56,500		Broadwing, Inc.	1,401,200
9,163	[2]	Chris-Craft Industries, Inc.	650,573
28,500	[2]	Hispanic Broadcasting Corp.	683,145
16,500	[2]	Powerwave Technologies, Inc.	299,805
14,500	[2]	Price Communications Corp.	261,290
15,400		Telephone and Data System, Inc.	1,617,000

		TOTAL	5,558,853

		Consumer Cyclicals--13.8%
25,800	[2]	Abercrombie & Fitch Co., Class A	859,140
23,300	[2]	Acxiom Corp.	353,461
18,250	[2]	American Eagle Outfitters, Inc.	679,265
29,850	[2]	Apollo Group, Inc., Class A	928,335
17,100		ArvinMeritor, Inc.	263,169
18,900	[2]	BJ's Wholesale Club, Inc.	856,170
5,400		Bandag, Inc.	161,838
16,900	[2]	Barnes & Noble, Inc.	537,251
29,700		Belo (A.H.) Corp., Series A	523,908
12,300		Blyth Industries, Inc.	281,670
20,600	[2]	Borders Group, Inc.	383,160
6,900		Borg-Warner Automotive, Inc.	307,257
22,800	[2]	CDW Computer Centers, Inc.	921,576
19,400		Callaway Golf Co.	470,644
14,500	[2]	Catalina Marketing Corp.	506,920
15,900	[2]	ChoicePoint, Inc.	589,890
12,750		Claire's Stores, Inc.	242,887
35,995		Clayton Homes, Inc.	501,050
11,400	[2]	Coach, Inc.	369,816
13,000	[2]	Covanta Energy Corp.	240,500
18,200	[2]	DeVRY, Inc.	575,302
28,200	[2]	Dollar Tree Stores, Inc.	589,944
21,000	[2]	Dun & Bradstreet Corp.	583,170
44,800		Family Dollar Stores, Inc.	1,142,848
9,900		Fastenal Co.	642,015
13,000	[2]	Furniture Brands International, Inc.	294,710
23,200		Galileo International, Inc.	566,544
22,600	[2]	Gartner Group, Inc.	175,828
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
19,400	[2]	Gentex Corp.	$523,800
8,900	[2]	Gtech Holdings Corp.	290,140
17,600		Harte-Hanks	404,976
7,500		Houghton Mifflin Co.	341,325
19,200		International Game Technology	1,073,856
13,900		International Speedway Corp., Class A	626,195
31,203	[2]	Jones Apparel Group, Inc.	1,240,007
9,849		Lancaster Colony Corp.	297,144
7,600	[2]	Lands' End, Inc.	224,960
16,700	[2]	Lear Corp.	601,200
11,400		Lee Enterprises, Inc.	354,540
16,500		Lennar Corp.	722,205
10,100	[2]	MIPS Technologies, Inc., Class B	185,032
13,000	[2]	Macrovision Corp.	743,340
19,900	[2]	Mandalay Resort Group	472,824
6,000		Media General, Inc., Class A	288,360
7,700		Modine Manufacturing Co.	214,676
13,700	[2]	Mohawk Industries, Inc.	447,442
1,400		NCH Corp.	78,414
6,700	[2]	NCO Group, Inc.	180,900
12,400		Neiman-Marcus Group, Inc., Class A	403,000
77,800	[2]	Park Place Entertainment Corp.	865,136
5,723	[2]	Payless ShoeSource, Inc.	364,841
219	[2]	Per-Se Technologies, Inc.	1,301
293	[2]	Per-Se Technologies, Inc., Warrants	36
13,500		Pittston Brink's Group	287,550
26,900		Readers Digest Association, Inc., Class A	743,785
7,900		Rollins, Inc.	147,414
21,200		Ross Stores, Inc.	465,976
37,036	[2]	Saks, Inc.	440,728
9,100	[2]	Scholastic Corp.	379,834
20,600		Six Flags, Inc.	451,964
15,400		Sotheby's Holdings, Inc., Class A	278,740
6,800		Superior Industries International, Inc.	273,700
9,800	[2]	Sylvan Learning Systems, Inc.	198,156
14,100	[2]	Tech Data Corp.	491,526
13,100		True North Communications, Inc.	500,420
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
11,300		USG Corp.	$122,831
14,000		Unifi, Inc.	83,720
18,400	[2]	United Rentals, Inc.	368,368
24,100		Viad Corp.	599,126
2,500		Washington Post Co., Class B	1,452,500
12,900		WestPoint Stevens, Inc.	83,463
14,900	[2]	Williams-Sonoma, Inc.	448,043

		TOTAL	33,311,762

		Consumer Staples--6.6%
13,800	[2]	AmeriSource Health Corp., Class A	745,200
6,450		Banta Corp.	168,345
35,312		Bergen Brunswig Corp., Class A	646,210
9,100		Bob Evans Farms, Inc.	172,900
25,912	[2]	Brinker International, Inc.	743,674
14,650		CBRL Group, Inc.	289,337
11,800		Carter Wallace, Inc.	267,860
10,100		Church and Dwight, Inc.	242,299
9,300		Dean Foods Co.	344,100
24,800		Dial Corp.	323,640
14,600		Dole Food, Inc.	219,000
7,400		Dreyers Grand Ice Cream, Inc.	190,402
12,300	[2]	Emmis Communications, Corp., Class A	313,896
24,000	[2]	Energizer Holdings, Inc.	571,680
11,800	[2]	Entercom Communication Corp.	538,316
36,200		Hormel Foods Corp.	746,444
27,600		IBP, Inc.	438,840
13,200		Interstate Bakeries Corp.	185,196
9,375		Kelly Services, Inc., Class A	221,344
9,800	[2]	Korn/Ferry International	176,400
7,600		Lance, Inc.	89,680
6,500		Lone Star Steakhouse & Saloon	78,325
19,800		Manpower, Inc.	640,530
17,900		McCormick & Co., Inc.	703,470
25,200	[2]	Modis Professional Services, Inc.	131,040
20,100	[2]	Outback Steakhouse, Inc.	582,699
6,000	[2]	Papa Johns International, Inc.	167,400
41,600		PepsiAmericas, Inc.	617,760
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
19,200	[2]	Perrigo Co.	$229,248
26,700		R.J. Reynolds Tobacco Holdings, Inc.	1,563,819
12,100		Ruddick Corp.	166,859
12,800		Sensient Technologies Corp.	230,400
6,300		Smucker (J.M.) Co.	164,808
7,100	[2]	Suiza Foods Corp.	329,085
12,857		Tootsie Roll Industries, Inc.	621,765
58,100		Tyson Foods, Inc., Class A	800,037
14,000	[2]	Valassis Communications, Inc.	494,900
28,600	[2]	Westwood One, Inc.	750,750

		TOTAL	15,907,658

		Energy--7.2%
21,500	[2]	BJ Services Co.	1,768,375
14,100	[2]	Cooper Cameron Corp.	889,146
36,200		ENSCO International, Inc.	1,408,180
46,100	[2]	Global Marine, Inc.	1,325,375
28,366	[2]	Grant Prideco, Inc.	567,320
15,500	[2]	Hanover Compressor Co.	564,200
13,100		Helmerich & Payne, Inc.	671,113
14,800	[2]	Marine Drilling Cos., Inc.	443,556
11,800		Murphy Oil Corp.	967,600
21,100	[2]	National-Oilwell, Inc.	834,505
14,600		Noble Affiliates, Inc.	634,662
43,818		Ocean Energy, Inc.	811,071
20,625		Pennzoil-Quaker State Co.	293,081
25,700		Pioneer Natural Resources, Co.	491,127
13,200	[2]	Smith International, Inc.	1,071,708
14,600		Tidewater, Inc.	684,302
22,750		Ultramar Diamond Shamrock Corp.	1,026,253
16,000		Valero Energy Corp.	770,560
24,682	[2]	Varco International, Inc.	577,065
28,766		Weatherford International, Inc.	1,675,044

		TOTAL	17,474,243

		Financials--15.4%
13,900		Allmerica Financial Corp.	701,950
17,300		American Financial Group, Inc.	460,007
20,900	[2]	AmeriCredit Corp.	968,924
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
17,505		Associated Banc Corp.	$611,450
13,000		Astoria Financial Corp.	752,180
37,900		Banknorth Group, Inc.	750,041
12,500		City National Corp.	483,125
31,600		Compass Bancshares, Inc.	731,224
28,400		Dime Bancorp, Inc.	947,140
24,700	[2]	Dime Bancorp, Inc., Warrants	5,681
83,200	[2]	E*Trade Group, Inc.	782,080
20,987		Edwards (A.G.), Inc.	853,541
12,000		Everest Reinsurance Holdings, Inc.	766,200
33,700		First Tennessee National Corp.	1,100,979
12,100		First Virginia Bank, Inc.	530,706
22,900		Firstmerit Corp.	565,172
20,600		Gallagher (Arthur J.) & Co.	519,532
35,300		Golden State Bancorp, Inc.	1,051,940
11,000		Greater Bay Bancorp	300,410
26,400		Greenpoint Financial Corp.	971,520
15,400		HCC Insurance Holdings, Inc.	434,280
41,500		Hibernia Corp., Class A	677,280
10,600		Horace Mann Educators Corp.	179,776
16,400	[2]	IndyMac Bancorp, Inc.	375,560
8,200		Investment Technology Group, Inc.	399,750
7,900		Investors Financial Services Corp.	565,166
14,700	[2]	LaBranche & Co. Inc.	529,200
16,300		Legg Mason, Inc.	780,281
14,500		Leucadia National Corp.	464,725
25,300		M & T Bank Corp.	1,810,215
26,900		Marshall & Ilsley Corp.	1,357,374
18,250		Mercantile Bankshares Corp.	685,287
13,100		Mony Group, Inc.	460,596
53,750		National Commerce Bancorporation	1,338,913
12,800		Neuberger Berman Inc.	915,584
42,850		North Fork Bancorporation, Inc.	1,137,668
15,700		Ohio Casualty Corp.	146,010
30,800		Old Republic International Corp.	889,812
11,600		PMI Group, Inc.	745,880
20,900		Pacific Century Financial Corp.	468,160
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
16,900		Protective Life Corp.	$505,648
12,800		Provident Financial Group, Inc.	381,696
12,100		Radian Group, Inc.	937,750
16,100		Roslyn Bancorp, Inc.	410,711
28,400		SEI Investments, Co.	1,139,124
12,800	[2]	Silicon Valley Bancshares	320,768
64,400		Sovereign Bancorp, Inc.	683,284
21,000		TCF Financial Corp.	798,630
17,700		Unitrin, Inc.	657,555
21,900		Waddell & Reed Financial, Inc., Class A	666,198
12,800		Webster Financial Corp.	407,808
9,500		WestAmerica Bancorporation	347,700
8,500		Wilmington Trust Corp.	491,300
22,800		Zions Bancorporation	1,215,012

		TOTAL	37,178,503

		Health Care--10.9%
27,600	[2]	Apogent Technologies, Inc.	634,800
13,700	[2]	Apria Healthcare Group, Inc.	355,789
9,200	[2]	Barr Laboratories, Inc.	533,140
15,500		Beckman Coulter, Inc.	551,025
14,200	[2]	Cor Therapeutics, Inc.	440,200
15,100	[2]	Covance, Inc.	248,395
13,500		Dentsply International, Inc.	528,930
15,300	[2]	Edwards Lifesciences Corp.	331,245
10,100	[2]	Express Scripts, Inc., Class A	857,490
12,500	[2]	First Health Group Corp.	646,875
24,800	[2]	Genzyme Corp.	2,702,456
24,600	[2]	Gilead Sciences, Inc.	1,204,908
63,725	[2]	Health Management Association, Class A	1,141,952
32,040	[2]	Health Net, Inc.	690,462
20,800		ICN Pharmaceuticals, Inc.	532,896
37,500	[2]	IDEC Pharmaceuticals Corp.	1,845,000
16,800	[2]	Incyte Genomics, Inc.	270,900
41,700		Ivax Corp.	1,670,085
13,600	[2]	Lincare Holdings, Inc.	678,232
55,600	[2]	Millennium Pharmaceuticals, Inc.	2,068,320
16,900	[2]	MiniMed, Inc.	674,986
Shares			Value
		COMMON STOCKS--continued[1]
		Health Care--continued
32,700		Mylan Laboratories, Inc.	$874,398
24,100		Omnicare, Inc.	535,020
25,700	[2]	Oxford Health Plans, Inc.	799,270
8,898	[2]	PacifiCare Health Systems, Inc.	314,900
11,300	[2]	Protein Design Labs, Inc.	726,025
12,100	[2]	Quest Diagnostic, Inc.	1,490,720
20,300	[2]	Sepracor, Inc.	535,108
17,900	[2]	Steris Corp.	325,422
16,780	[2]	Triad Hospitals, Inc.	517,666
9,800	[2]	Trigon Healthcare, Inc.	590,058
15,900	[2]	VISX, Inc.	321,975
15,400	[2]	Vertex Pharmaceuticals, Inc.	593,824

		TOTAL	26,232,472

		Technology--17.4%
89,000	[2]	3Com Corp.	580,280
10,300	[2]	Adtran, Inc.	281,705
21,100	[2]	Advanced Fibre Communications, Inc.	331,059
13,100	[2]	Affiliated Computer Services, Inc., Class A	943,200
10,000	[2]	ANTEC Corp.	82,400
25,650	[2]	Arrow Electronics, Inc.	718,200
121,900	[2]	Atmel Corp.	1,693,191
24,200		Avnet, Inc.	617,342
11,400	[2]	Avocent Corp.	283,746
15,000	[2]	Bisys Group, Inc.	723,000
13,700	[2]	CSG Systems International, Inc.	797,477
64,300	[2]	Cadence Design Systems, Inc.	1,331,010
38,100	[2]	Ceridian Corp.	685,800
19,900	[2]	CheckFree Corp.	792,816
20,700	[2]	Cirrus Logic, Inc.	336,582
13,400	[2]	CommScope, Inc.	252,992
14,100	[2]	Credence Systems Corp.	334,875
34,400	[2]	Cypress Semiconductor Corp.	777,440
7,100	[2]	DSP Group, Inc.	153,928
32,700	[2]	DST Systems, Inc.	1,606,224
34,800	[2]	Electronic Arts, Inc.	1,970,376
17,200		Harris Corp.	494,500
23,100		Henry (Jack) & Associates, Inc.	651,189
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
9,200	[2]	Imation Corp.	$212,244
10,100	[2]	InFocus Corp.	197,051
73,200	[2]	Informix Corp.	366,000
27,900	[2]	Integrated Device Technology, Inc.	1,092,843
16,300	[2]	International Rectifier Corp.	904,650
18,000	[2]	Keane, Inc.	319,500
9,900	[2]	L-3 Communications Holdings, Inc.	764,775
32,100	[2]	Lam Research Corp.	950,160
28,100	[2]	Lattice Semiconductor Corp.	692,103
22,800	[2]	Legato Systems, Inc.	301,644
15,400	[2]	Macromedia, Inc.	348,964
16,900	[2]	Mentor Graphics Corp.	444,639
22,300	[2]	Micrel, Inc.	757,308
34,125	[2]	Microchip Technology, Inc.	987,236
17,100	[2]	NOVA Corp.	387,486
17,800	[2]	NVIDIA Corp.	1,482,740
13,300	[2]	National Instruments Corp.	465,500
35,950	[2]	Network Associates, Inc.	396,529
9,400		Newport Corp.	354,944
12,900	[2]	Plantronics, Inc.	252,324
21,400	[2]	Polycom, Inc.	497,122
39,500	[2]	Quantum Corp. - DLT & Storage Systems	450,300
42,700	[2]	RF Micro Devices, Inc.	1,254,526
53,200	[2]	Rational Software Corp.	1,287,972
12,500	[2]	Retek, Inc.	361,125
17,600	[2]	SanDisk Corp.	472,736
11,100	[2]	Sawtek, Inc.	273,060
17,600	[2]	Semtech Corp.	506,352
27,160	[2]	Storage Technology Corp.	347,376
9,300	[2]	Structural Dynamics Research Corp.	153,450
34,800	[2]	SunGuard Data Systems, Inc.	1,923,396
25,900	[2]	Sybase, Inc.	407,925
10,600	[2]	Sykes Enterprises, Inc.	60,102
19,800	[2]	Symantec Corp.	1,283,238
15,900	[2]	Synopsys, Inc.	913,137
14,100	[2]	Titan Corp. (The)	235,470
21,600	[2]	TranSwitch Corp.	374,760
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
9,500	[2]	Transaction Systems Architects, Inc., Class A	$80,180
20,500	[2]	TriQuint Semiconductor, Inc.	595,115
33,800	[2]	Waters Corp.	1,764,360
19,400	[2]	Wind River Systems, Inc.	545,528

		TOTAL	41,905,202

		Transportation--1.7%
12,600		Airborne, Inc.	115,416
6,900	[2]	Alaska Air Group, Inc.	194,235
10,600		Alexander and Baldwin, Inc.	239,242
10,000	[2]	Atlas Air, Inc.	254,000
22,100		C.H. Robinson Worldwide, Inc.	598,026
12,700		CNF Transportation, Inc.	389,382
12,200	[2]	EGL, Inc.	289,262
13,400		Expeditors International of Washington, Inc.	670,402
12,500		GATX Corp.	498,125
9,200		Hunt (J.B.) Transportation Services, Inc.	165,600
8,900		Overseas Shipholding Group, Inc.	269,670
16,500	[2]	Swift Transportation Co., Inc.	300,465
12,100	[2]	Wisconsin Central Transportation Corp.	194,326

		TOTAL	4,178,151

		Utilities--7.5%
14,200		AGL Resources, Inc.	324,470
19,700		ALLETE	480,089
25,700		American Water Works Co., Inc.	796,700
6,800		Black Hills Corp.	349,316
5,900		Cleco Corp.	265,500
23,200		Conectiv, Inc.	517,360
33,400		DPL, Inc.	1,035,066
14,600		DQE, Inc.	444,278
30,700		Energy East Corp.	618,605
8,500		Equitable Resources, Inc.	680,000
8,600		Hawaiian Electric Industries, Inc.	319,748
9,800		Idacorp, Inc.	377,300
16,200		Kansas City Power & Light Co.	422,820
23,600		MCN Energy Group, Inc.	620,208
17,200		MDU Resources Group, Inc.	688,000
27,600		Montana Power Co.	343,896
Shares or Principal Amount			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
13,900		NSTAR	$560,448
10,300		National Fuel Gas Co.	578,860
37,600		Northeast Utilities Co.	671,160
20,400		OGE Energy Corp.	449,820
29,100		Potomac Electric Power Co.	636,126
10,200		Public Service Co. of New Mexico	368,526
22,400		Puget Energy, Inc.	531,776
21,100		Questar Corp.	678,787
27,400		SCANA Corp.	768,844
20,512		Sierra Pacific Resources	328,397
34,900		TECO Energy, Inc.	1,116,451
28,900		Utilicorp United, Inc.	1,020,170
17,466		Vectren Corp.	395,430
12,200		Washington Gas Light Co.	348,920
8,500		Western Gas Resources, Inc.	337,960
18,300		Western Resources, Inc.	453,291
31,600		Wisconsin Energy Corp.	695,200

		TOTAL	18,223,522

		TOTAL COMMON STOCKS (IDENTIFIED COST $211,740,669)	224,934,210

		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.6%[3]
$1,400,000		United States Treasury Bill, 7/19/2001 (identified cost $1,388,494)	1,388,828

		MUTUAL FUND--6.2%
14,899,220		Prime Value Obligations Fund, Class IS (at net asset value)	14,899,220

		TOTAL INVESTMENTS (IDENTIFIED COST $228,028,383)[4]	$241,222,258

1 The fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlaying face amount, at value, of open index futures contracts is $16,142,175 at April 30, 2001, which represents 6.7% of net assets. Taking into consideration these open index futures contracts, the fund's effective total exposure to the index is 99.8%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The cost of investments for federal tax purposes amounts to $228,028,383. The net unrealized appreciation of investments on a federal tax basis amounts to $13,193,875 which is comprised of $35,860,456 appreciation and $22,666,581 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($241,559,424) at April 30, 2001.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $228,028,383)		$241,222,258
Cash		270,178
Income receivable		117,949
Receivable for shares sold		260,410
Receivable for daily variation margin		80,325
Prepaid expenses		47,640

TOTAL ASSETS		241,998,760

Liabilities:
Payable for investments purchased	$418,392
Payable for shares redeemed	75
Accrued expenses	20,869

TOTAL LIABILITIES		439,336

Net assets for 13,965,466 shares outstanding		$241,559,424

Net Assets Consist of:
Paid in capital		$226,478,017
Net unrealized appreciation of investments and futures contracts		13,427,595
Accumulated net realized gain on investments and futures contracts		1,530,463
Accumulated undistributed net investment income		123,349

TOTAL NET ASSETS		$241,559,424

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$241,559,424 ÷ 13,965,466 shares outstanding		$17.30

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Dividends			$1,020,791
Interest			488,280

TOTAL INCOME			1,509,071

Expenses:
Management fee		$429,475
Custodian fees		19,643
Transfer and dividend disbursing agent fees and expenses		17,499
Directors'/Trustees' fees		2,152
Auditing fees		5,596
Legal fees		7,124
Portfolio accounting fees		31,634
Shareholder services fee		268,422
Share registration costs		20,796
Printing and postage		10,572
Insurance premiums		610

TOTAL EXPENSES		813,523

Waiver and Reimbursement:
Waiver of shareholder services fee	$(236,211)
Reimbursement of management fee	(742)

TOTAL WAIVER AND REIMBURSEMENT		(236,953)

Net expenses			576,570

Net investment income			932,501

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			3,624,122
Net realized loss on futures contracts			(1,490,550)
Net change in unrealized appreciation of investments and futures contracts			(6,313,866)

Net realized and unrealized loss on investments and futures contracts			(4,180,294)

Change in net assets resulting from operations			$(3,247,793)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$932,501	$1,600,547
Net realized gain on investments and futures contracts	2,133,572	24,605,564
Net change in unrealized appreciation of investments and futures contracts	(6,313,866)	9,221,872

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(3,247,793)	35,427,983

Distributions to Shareholders:
Distributions from net investment income	(1,120,397)	(1,429,234)
Distributions from net realized gain on investments and futures contracts	(25,154,760)	(15,616,630)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(26,275,157)	(17,045,864)

Share Transactions:
Proceeds from sale of shares	104,655,409	166,494,310
Net asset value of shares issued to shareholders in payment of distributions declared	20,780,301	11,934,514
Cost of shares redeemed	(67,819,277)	(93,444,655)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	57,616,433	84,984,169

Change in net assets	28,093,483	103,366,288

Net Assets:
Beginning of period	213,465,941	110,099,653

End of period (including accumulated undistributed net investment income of $123,349 and $311,245, respectively)	$241,559,424	$213,465,941

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$20.13	$17.63	$16.53	$17.17	$13.75	$12.78
Income From Investment Operations:
Net investment income	0.07	0.17	0.16	0.20	0.18	0.18
Net realized and unrealized gain (loss) on investments and futures contracts	(0.48)	4.71	2.92	0.74	4.00	1.73

TOTAL FROM INVESTMENT OPERATIONS	(0.41)	4.88	3.08	0.94	4.18	1.91

Less Distributions:
Distributions from net investment income	(0.09)	(0.16)	(0.15)	(0.20)	(0.17)	(0.20)
Distributions from net realized gain on investments and futures contracts	(2.33)	(2.22)	(1.83)	(1.38)	(0.59)	(0.74)

TOTAL DISTRIBUTIONS	(2.42)	(2.38)	(1.98)	(1.58)	(0.76)	(0.94)

Net Asset Value, End of Period	$17.30	$20.13	$17.63	$16.53	$17.17	$13.75

Total Return[1]	(1.64)%	30.40%	20.23%	5.73%	31.83%	15.80%

Ratios to Average Net Assets:

Expenses	0.54%[2]	0.57%	0.60%	0.61%	0.60%	0.60%

Net investment income	0.87%[2]	1.03%	0.98%	1.12%	1.19%	1.31%

Expense waiver/reimbursement[3]	0.22%[2]	0.22%	0.22%	0.28%	0.31%	0.34%

Supplemental Data:

Net assets, end of period (000 omitted)	$241,559	$213,466	$110,100	$83,630	$73,874	$59,948

Portfolio turnover	26%	38%	40%	25%	19%	17%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mid-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended April 30, 2001, the Fund had realized losses on futures contracts of $1,490,550.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contract to Receive	Position	Unrealized Appreciation
June 2001	63 S&P MidCap 400 Index Futures	Long	$233,720

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended 4/30/2001	Year Ended 10/31/2000
Shares sold	6,134,116	8,714,919
Shares issued to shareholders in payment of distributions declared	1,236,910	703,376
Shares redeemed	(4,007,348)	(5,061,968)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,363,678	4,356,327

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.40% of the Fund's average daily net assets. Under the terms of a sub-management agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.035% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain management fees as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended April 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common manager (or affiliated managers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $93,915,260 and $89,390,892, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended April 30, 2001, were as follows:

Purchases	$77,194,245

Sales	$52,139,460

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Mid-Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31420E205

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

3042108 (6/01)

Federated Investors
World-Class Investment Manager

Federated Mini-Cap Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL REPORT

April 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Federated Mini-Cap Fund, a portfolio of Federated Index Trust, which covers the six-month period from November 1, 2000, through April 30, 2001. The report begins with an investment review, followed by the fund's portfolio and its financial statements.

As its name implies, Federated Mini-Cap Fund gives you a highly efficient way to pursue the broad performance of the small-company stock market.1 The fund is managed passively to closely mirror the Russell 2000® Index,2 an unmanaged index consisting of the 2,000 common stocks that fall just below the top 1,000 large- and mid-cap stocks.

During the six-month reporting period, the fund's total return was (2.44)% for Institutional Shares and (2.70)% for Class C Shares, based on net asset value.3 Institutional Shares paid dividend income distributions totaling $0.06 per share and capital gains distributions totaling $1.90 per share, while net asset value decreased by $2.37. Class C Shares paid capital gains distributions totaling $1.90 per share, but paid no dividend income distributions; net asset value decreased by $2.34. The fund's net assets were $91.4 million on the last day of the reporting period.

Thank you for putting your money to work in dynamic small-company stocks through the diversification and professional management of Federated Mini-Cap Fund. As always, we invite your comments and suggestions.

Sincerely,

J. Christopher Donahue

J. Christopher Donahue
President
June 15, 2001

1 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

2 The Russell 2000® Index is a trademark/service mark of the Frank Russell Company (FRC), and Russell™ is a trademark of FRC. The fund is neither affiliated with nor promoted, sponsored, sold or endorsed by FRC. FRC's only relationship to the fund is the licensing of the use of the index. Investments cannot be made in an index.

3 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for Class C Shares, based on the contingent deferred sales charge, was (3.53)% for the reporting period. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

Investment Review

The fund's total returns for Institutional Shares and Class C Shares for the six months ended April 30, 2001 were (2.44)% and (2.70)% respectively, based on net asset value. The target index (Russell 2000) had a total return of (1.78)% during the reporting period. Share class performance varied from the index due to transaction costs, administrative expenses, and holdings of stock index futures contracts, which are held to enhance fund liquidity. It is important to note that transaction costs for small company stocks are much higher than those for large company stocks due to illiquidity factors, i.e., there are sometimes very few buyers and sellers of small company stocks.

During the last six months, the U.S. stock market was driven lower by a slowing overall U.S. economy and declines in corporate profitability. Technology firms reported the most disappointing earnings, but many other firms (e.g., manufacturing) reported disappointing earnings and restructurings to reduce costs.

In response, the Federal Reserve Board has lowered short-term interest rates aggressively--five times since the beginning of the year (a total of 2.5%) in order to avoid an economic recession. This action, a "tonic" for a weakening economy, has stabilized the stock market and has caused consumer confidence to improve, giving investors hope that stocks will recover.

Reversing the pattern over the last several years, large-cap stocks lagged the performance of mid- and small-cap stocks. Value-oriented (i.e., lower P/E ratio) stocks also outperformed growth-oriented stocks during the recent reporting period.

The best performing sectors in the index during the last six months were energy, consumer staples and basic materials. The worst performing sectors were technology, healthcare and utilities.

Portfolio of Investments

April 30, 2001 (unaudited)

Shares			Value
		COMMON STOCKS--93.9%[1]
		Basic Materials--5.8%
8,293		AK Steel Holding Corp.	$107,560
2,370	[2]	ATMI, Inc.	62,402
5,121	[2]	Airgas, Inc.	45,833
2,375		Albemarle Corp.	55,480
1,893		Arch Chemicals, Inc.	36,913
1,891		Arch Coal, Inc.	58,526
12,852	[2]	Bethlehem Steel Corp.	45,496
2,690	[2]	Buckeye Technologies, Inc.	32,791
11,154		CK Witco Corp.	112,990
2,509		CONSOL Energy, Inc.	95,969
552	[2]	CSS Industries, Inc.	13,474
2,372	[2]	Cabot Microelectronics Corp.	151,855
3,561	[2]	Cadiz, Inc.	33,010
3,451		Calgon Carbon Corp.	28,126
2,765		Cambrex Corp.	128,628
2,653		Caraustar Industries, Inc.	21,224
468		Carbo Ceramics, Inc.	20,578
1,857		Carpenter Technology Corp.	48,653
698		Centex Construction Products, Inc.	19,942
1,415		ChemFirst, Inc.	36,365
1,529		Chesapeake Corp.	37,093
1,020		Cleveland Cliffs, Inc.	19,615
1,253		Commercial Metals Corp.	32,302
3,548		Corn Products International, Inc.	86,926
466		Curtiss Wright Corp.	21,156
4,033	[2]	Cytec Industries, Inc.	131,919
3,854		Delta & Pine Land Co.	92,111
992		Deltic Timber Corp.	22,578
725	[2]	Diversa Corp.	12,289
3,093	[2]	Earthshell Corp.	13,145
Shares			Value
		COMMON STOCKS--continued[1]
		Basic Materials--continued
6,636		Ethyl Corp.	$9,556
3,401		Ferro Corp.	70,979
1,864		Florida Rock Industries, Inc.	72,696
11,794		Freeport-McMoRan Copper & Gold, Inc., Class B	167,003
1,368		Fuller (H.B.) Co.	56,553
5,756	[2]	Gaylord Container Corp.	5,641
571		Gentek, Inc.	7,052
3,083		Georgia Gulf Corp.	56,635
779		Gibraltar Steel Corp.	17,052
2,557		Glatfelter (P.H.) Co.	36,821
6,119	[2]	Grace (W.R.) & Co.	10,035
4,335		Great Lakes Chemical Corp.	136,249
1,284		Greif Brothers Corp., Class A	37,133
2,793	[2]	International Fibercom, Inc.	10,781
1,503		International Specialty Products, Inc.	13,452
3,082	[2]	Kaiser Aluminum Corp.	12,112
10,716		LTV Corp.	1,372
2,368	[2]	Lone Star Technologies, Inc.	124,794
5,120		Longview Fibre Co.	65,024
10,416		Louisiana-Pacific Corp.	127,596
5,211		Lubrizol Corp.	152,630
1,772		MacDermid, Inc.	30,620
4,628	[2]	Mail-Well, Inc.	22,307
1,346		Matthews International Corp., Class A	45,414
3,403	[2]	Maverick Tube Corp.	83,033
1,605	[2]	McMoRan Exploration Co.	21,346
6,416		Millennium Chemicals, Inc.	107,789
1,963		Minerals Technologies, Inc.	75,281
2,122		NL Industries, Inc.	31,830
1,591	[2]	NS Group, Inc.	25,997
2,117		National Steel Corp., Class B	4,467
909	[2]	Nortek, Inc.	25,470
2,373		OM Group, Inc.	129,803
Shares			Value
		COMMON STOCKS--continued[1]
		Basic Materials--continued
3,463		Olin Corp.	$65,624
3,468		Omnova Solutions, Inc.	22,473
230	[2]	Optical Cable Corp.	3,139
4,634	[2]	Packaging Corp. of America	65,478
16,085	[2]	Pactiv Corp.	224,868
2,925	[2]	Playtex Products, Inc.	27,495
9,342		Polyone Corp.	78,940
1,388		Pope & Talbot, Inc.	19,085
2,827		Potlatch Corp.	99,086
1,358		Quanex Corp.	28,111
10,216		RPM, Inc.	97,461
2,704		Rayonier, Inc.	118,570
1,204		Rock-Tenn Co.	14,207
2,959		Schulman (A.), Inc.	34,531
1,314	[2]	Seminis, Inc., Class A	1,721
10,277		Solutia, Inc.	130,518
2,507		Southern Peru Copper Corp.	35,098
4,056	[2]	Steel Dynamics, Inc.	58,163
3,866	[2]	Stillwater Mining Co.	118,184
2,106		Texas Industries, Inc.	64,654
529	[2]	Trex Co. Inc.	14,944
559		U.S. Aggregates, Inc.	704
4,518	[2]	UCAR International, Inc.	53,945
7,983		USEC, Inc.	66,498
2,688		Universal Corp.	104,026
875		Valhi, Inc.	9,275
3,639		Valspar Corp.	112,445
3,251		Walter Industries, Inc.	36,769
5,095		Wausau-Mosinee Paper Corp.	70,107
3,409	[2]	Weirton Steel Corp.	2,898
6,937		Worthington Industries, Inc.	82,897

		TOTAL	5,281,386

Shares			Value
		COMMON STOCKS--continued[1]
		Capital Goods--9.8%
2,667		AAR Corp.	$29,950
1,117	[2]	ACT Manufacturing, Inc.	18,877
5,973		AGCO Corp.	51,965
2,966		AMCOL International Corp.	14,266
3,245		AMETEK, Inc.	89,594
824	[2]	Actuant Corp.	12,566
1,169	[2]	Advanced Energy Industries, Inc.	40,576
1,524	[2]	Advanced Lighting Technologies, Inc.	8,687
1,756		Albany International Corp., Class A	34,804
1,375	[2]	Alliant Techsystems, Inc.	129,525
276	[2]	American Technical Ceramics Corp.	3,105
2,180	[2]	Anaren Microwave, Inc.	37,060
3,523		Aptargroup, Inc.	111,256
1,086	[2]	Arguss Holdings, Inc.	6,201
3,238	[2]	Artesyn Technologies, Inc.	49,088
1,561	[2]	Astec Industries, Inc.	29,503
2,376		Baldor Electric Co.	49,563
2,729		Ball Corp.	125,534
1,678		Barnes Group, Inc.	33,560
800		Bel Fuse, Inc.	20,200
2,413		Belden, Inc.	56,971
1,952	[2]	Benchmark Electronics, Inc.	49,776
1,922	[2]	Black Box Corp.	111,841
441	[2]	Blount International, Inc.	1,733
1,787		Brady (W.H.) Co.	58,614
2,123		Briggs & Stratton Corp.	85,981
1,655		Brush Wellman, Inc.	33,100
2,629		C&D Technologies, Inc.	93,277
2,724	[2]	C-COR Electronics, Inc.	19,613
2,409		CLARCOR, Inc.	59,502
2,750		CTS Corp.	66,000
2,980		Carlisle Cos., Inc.	110,111
1,909	[2]	Casella Waste Systems, Inc.	17,372
Shares			Value
		COMMON STOCKS--continued[1]
		Capital Goods--continued
1,270		Century Aluminium Co.	$28,257
2,932	[2]	Checkpoint System, Inc.	27,414
2,021		Cohu, Inc.	36,580
2,025	[2]	Coinstar, Inc.	37,260
1,291		Columbus McKinnon Corp.	9,231
3,061	[2]	Comfort Systems USA, Inc.	5,510
500		Cubic Corp.	15,250
4,151		Cummins Engine Co., Inc.	171,851
1,648	[2]	Cuno, Inc.	42,057
1,277	[2]	DDI Corp.	31,376
2,201	[2]	Dionex Corp.	65,964
3,830		Donaldson Company, Inc.	106,014
560	[2]	Dupont Photomasks, Inc.	31,248
1,083	[2]	ESCO Technologies, Inc.	27,400
2,639	[2]	Electro Scientific Industries, Inc.	94,554
2,619	[2]	Emagin Corp.	10,214
878	[2]	EMCOR Group, Inc.	31,125
6,393	[2]	Encompass Services Corp.	32,860
1,575	[2]	Energy Conversion Devices, Inc.	42,777
2,051	[2]	Esterline Technologies Corp.	39,995
850	[2]	Excel Technology, Inc.	18,224
2,229		Exide Corp.	21,398
4,513		Federal Signal Corp.	103,212
4,017		Fisher Scientific International, Inc.	119,305
3,763		Flowserve Corp.	106,493
3,849		Foster Wheeler Corp.	57,927
410		Franklin Electronics, Inc.	29,438
1,245	[2]	Gardner Denver, Inc.	24,153
3,390		GenCorp, Inc.	40,748
2,967		General Cable Corp.	35,337
1,154	[2]	Genlyte Group, Inc.	32,139
3,048		Graco, Inc.	83,515
2,866		Granite Construction, Inc.	73,612
Shares			Value
		COMMON STOCKS--continued[1]
		Capital Goods--continued
2,581	[2]	Griffon Corp.	$24,003
5,297		HON Industries, Inc.	132,213
2,940		Harman International Industries, Inc.	93,345
4,003		Harsco Corp.	113,285
758		Heico Corp.	13,606
1,047	[2]	Horizon Offshore, Inc.	25,390
1,306	[2]	Hypercom Corp.	5,159
3,025		IDEX Corp.	94,985
1,992	[2]	Insituform Technologies, Inc., Class A	68,704
3,303	[2]	Integrated Electrical Services	18,166
1,643	[2]	Ionics, Inc.	39,596
3,863		JLG Industries, Inc.	47,515
2,242	[2]	Jacobs Engineering Group, Inc.	147,793
2,141		Kaman Corp., Class A	35,647
2,968		Kaydon Corp.	76,040
2,995		Kennametal, Inc.	98,146
3,096		Kimball International, Inc., Class B	45,821
1,084	[2]	LCC International, Inc., Class A	6,266
525		Lawson Products, Inc.	14,648
3,420		Lincoln Electric Holdings, Inc.	69,768
1,172		Lindsay Manufacturing Co.	21,916
1,964	[2]	Littlelfuse, Inc.	52,635
700	[2]	MOOG, Inc., Class A	23,870
1,826	[2]	Magnetek, Inc.	17,438
2,452		Manitowoc, Inc.	67,430
2,700		Metals USA, Inc.	7,695
3,985	[2]	Mettler Toledo International, Inc., ADR	176,336
3,306		Milacron, Inc.	60,334
1,076	[2]	Mobile Mini, Inc.	31,850
3,281	[2]	Mueller Industries, Inc.	106,140
1,666		Myers Industries, Inc.	24,907
614		NACCO Industries, Inc., Class A	41,568
4,077		National Service Industries, Inc.	98,256
Shares			Value
		COMMON STOCKS--continued[1]
		Capital Goods--continued
1,191		New England Business Service, Inc.	$22,033
6,883	[2]	Newpark Resources, Inc.	63,805
3,267		Newport News Shipbuilding, Inc.	211,212
2,786		Nordson Corp.	74,971
3,762	[2]	Orbital Sciences Corp.	16,177
1,479		OshKosh Truck Corp., Class B	57,651
1,392		Park Electrochemical Corp.	32,712
791	[2]	Parkervision, Inc.	22,543
3,652	[2]	Paxar Corp.	43,021
585		Penn Engineering & Manufacturing Corp.	22,160
4,058	[2]	Plexus Corp.	124,662
5,066		Precision Castparts Corp.	189,266
2,842	[2]	Presstek, Inc.	34,246
1,877		RTI International Metals	26,484
2,719	[2]	Rayovac Corp.	56,555
2,098		Regal Beloit Corp.	39,652
1,786		Reliance Steel & Aluminum Co.	52,330
747		Robbins & Myers, Inc.	21,103
1,516	[2]	Rogers Corp.	43,206
3,077		Roper Industries, Inc.	128,619
2,267		Ryerson Tull, Inc.	24,801
2,665	[2]	SBA Communications, Corp.	90,850
1,846		SLI, Inc.	13,014
1,307	[2]	SPS Technologies, Inc.	63,651
721	[2]	Satcon Technology Corp.	8,017
1,976		Sauer, Inc., ADR	18,278
1,200		Scott Technologies, Inc.	28,200
7,117		Sensormatic Electronics Corp.	103,196
574	[2]	Sequa Corp., Class A	26,748
3,534	[2]	Shaw Group, Inc.	201,438
2,104		Smith (A.O.) Corp.	40,228
1,447		Spartech Corp.	26,032
337	[2]	Spectra-Physics Lasers, Inc.	6,248
Shares			Value
		COMMON STOCKS--continued[1]
		Capital Goods--continued
1,230		Standard Register	$19,803
1,077		Standex International Corp.	25,794
1,403	[2]	Stericycle, Inc.	58,786
2,765		Stewart & Stevenson Services	61,798
1,298	[2]	Stoneridge, Inc.	10,579
1,026		Superior Telecom, Inc.	2,873
2,338		Technitrol, Inc.	70,327
1,526		Tecumseh Products Co., Class A	75,232
3,152	[2]	Teledyne Technologies, Inc.	41,449
3,829		Teleflex, Inc.	187,276
861		Tennant Co.	37,092
2,462	[2]	Terex Corp.	48,255
640	[2]	Thermo Fibertek, Inc.	2,976
1,476		Thomas Industries, Inc.	38,538
2,113	[2]	Three-Five Systems, Inc.	33,702
4,830		Timken Co.	82,593
2,521		Tredegar Industries, Inc.	49,286
3,636		Trinity Industries, Inc.	70,902
1,810	[2]	Triumph Group, Inc.	76,201
1,328		URS Corp.	28,552
1,510	[2]	Uniroyal Technology Corp.	13,892
3,093	[2]	United Stationers, Inc.	88,058
1,408	[2]	Universal Electronics, Inc.	26,977
3,064	[2]	Valence Technology, Inc.	17,005
1,464		Valmont Industries, Inc.	21,945
4,454	[2]	Viasystems Group, Inc.	17,816
1,966	[2]	Vicor Corp.	49,150
2,356	[2]	WMS Industries, Inc.	49,170
2,172		Wabash National Corp.	26,086
3,769		Wallace Computer Services, Inc.	67,465
3,290	[2]	Washington Group International, Inc.	3,619
1,991	[2]	Waste Connections, Inc.	56,644
2,048		Watsco, Inc.	26,501

Shares			Value
		COMMON STOCKS--continued[1]
		Capital Goods--continued
1,680		Watts Industries, Inc., Class A	$27,636
992		West Pharmaceutical Services, Inc.	27,330
793	[2]	Wolverine Tube, Inc.	11,181
1,080		Woodhead Industries, Inc.	18,608
798		Woodward Governor Co.	52,277
1,486	[2]	Yankee Candle Co.	28,308
3,822		York International Corp.	115,463
1,676		ZixIt Corp.	20,916
2,985	[2]	Zomax Optical Media, Inc.	17,582

		TOTAL	8,931,432

		Communication Services--0.9%
6,205	[2]	ATSI Communications, Inc.	3,785
2,790	[2]	Adelphia Business Solutions, Inc.	11,857
2,710	[2]	Advanced Radio Telecom Corp.	190
972	[2]	AirGate PCS, Inc.	38,491
1,093	[2]	Alamosa PCS Holdings, Inc.	15,291
1,066	[2]	Alaska Communications Systems Holdings, Inc.	6,023
5,574	[2]	Allied Riser Communications Corp.	3,902
5,810	[2]	Arch Wireless, Inc.	1,801
1,640		CT Communications, Inc.	23,272
984	[2]	Choice One Communications, Inc.	8,118
1,102	[2]	Commonwealth Telephone Enterprises, Inc.	37,292
1,094	[2]	Cypress Communications, Inc.	624
972	[2]	Deltathree.com, Inc.	1,021
5,670	[2]	e.spire Communications, Inc.	723
1,038	[2]	FiberNet Telecom Group, Inc.	2,574
4,276	[2]	General Communications, Inc., Class A	40,451
857	[2]	Golden Telecom, Inc.	7,893
1,414		Hickory Tech Corp.	21,846
1,134		iBasis, Inc.	3,357
5,525	[2]	ICG Communications, Inc.	442
2,087	[2]	IDT Corp.	45,184
5,200	[2]	ITC DeltaCom, Inc.	27,768
Shares			Value
		COMMON STOCKS--continued[1]
		Communication Services--continued
685	[2]	ITXC Corp.	$2,480
2,290	[2]	Illuminet Holdings, Inc.	68,631
5,079	[2]	Intermedia Communications, Inc.	82,381
3,012	[2]	Leap Wireless International, Inc.	104,998
8,185	[2]	MetroCall, Inc.	655
5,028	[2]	Mpower Communications Corp.	11,062
1,347	[2]	NTELOS, Inc.	27,102
603	[2]	Neon Communications, Inc.	4,601
1,162	[2]	Net2000 Communications, Inc.	2,359
994	[2]	Net2Phone, Inc.	7,703
1,138	[2]	Network Plus Corp.	3,630
1,529		North Pittsburgh Systems, Inc.	18,195
1,871	[2]	Pac-West Telecomm, Inc.	5,407
4,434	[2]	Price Communications Corp.	79,901
2,888	[2]	Primus Telecommunications Group, Inc.	5,285
1,014	[2]	Rural Cellular Corp.	37,934
6,899	[2]	TALK America Holdings, Inc.	14,212
1,945	[2]	Teligent AB, Class A	1,342
12,616	[2]	Terremark Worldwide, Inc.	22,456
1,032	[2]	US LEC Corp., Class A	5,470
1,099	[2]	Verado Holdings, Inc.	418
5,063	[2]	Viatel, Inc.	1,063
4,916	[2]	WebLink Wireless, Inc.	461
3,718	[2]	WorldPages.com, Inc.	9,183
668	[2]	Z-Tel Technologies, Inc.	2,919

		TOTAL	821,753

		Consumer Cyclicals--16.4%
879	[2]	1-800-FLOWERS.COM, Inc.	7,067
851	[2]	4 Kids Entertainment, Inc.	14,382
1,876	[2]	99 Cents Only Stores	54,366
1,750	[2]	ADVO, Inc.	56,857
820	[2]	AMERCO	15,096
2,528	[2]	APAC Customer Services, Inc.	8,848
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
1,761		Aaron Rents, Inc.	$30,289
9,066	[2]	Abercrombie & Fitch Co., Class A	301,898
1,199		Ackerley Communications, Inc.	14,676
1,826	[2]	Administaff, Inc.	44,025
751		Advanced Marketing Services, Inc.	18,212
869	[2]	American Axle & Manufacturing Holdings, Inc.	11,384
3,231	[2]	American Eagle Outfitters, Inc.	120,258
6,342		American Greetings Corp., Class A	72,996
3,099	[2]	Ames Department Stores, Inc.	6,508
840	[2]	Anchor Gaming	45,780
2,517	[2]	Ann Taylor Stores Corp.	68,588
2,026		Applied Industrial Technologies, Inc.	38,312
1,729		Arctic Cat, Inc.	22,719
2,040	[2]	Argosy Gaming Corp.	56,916
1,720	[2]	Armor Holdings, Inc.	28,638
3,795		Armstrong World Industries, Inc.	12,903
6,490		ArvinMeritor, Inc.	99,881
551	[2]	Avenue A, Inc.	623
3,417	[2]	Aztar Corp.	44,318
2,769	[2]	Bally Total Fitness Holding Corp.	75,871
1,096		Bandag, Inc.	32,847
4,971	[2]	Barnes & Noble, Inc.	158,028
1,115	[2]	Barnesandnoble.com, Inc.	2,420
3,368		Blyth Industries, Inc.	77,127
2,736	[2]	Boca Resorts, Inc., Class A	31,409
7,844	[2]	Borders Group, Inc.	145,898
2,425		Borg-Warner Automotive, Inc.	107,985
3,996	[2]	Boyd Gaming Corp.	18,781
923	[2]	Braun Consulting, Inc.	5,169
1,173	[2]	Bright Horizons Family Solutions, Inc.	29,149
1,739		Brown Shoe Co., Inc.	34,310
824	[2]	Buckle, Inc.	16,686
1,756		Burlington Coat Factory Warehouse	36,174
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
893		Bush Industries, Inc., Class A	$12,850
1,503	[2]	Buy.com, Inc.	782
2,043	[2]	CB Richard Ellis Services	31,728
667		CPI Corp.	12,540
1,994	[2]	CSK Auto Corp.	13,559
7,517		Callaway Golf Co.	182,362
1,954	[2]	Career Education Corp.	98,384
4,354		Casey's General Stores, Inc.	52,509
10,273	[2]	Catellus Development Corp.	166,936
1,325		Cato Corp., Class A	23,360
5,854		Centex Corp.	252,600
1,493	[2]	Central Garden & Pet Co.	14,288
1,165		Central Parking Corp.	20,749
2,562	[2]	Cerner Corp.	115,367
4,698	[2]	Champion Enterprises, Inc.	37,819
1,083	[2]	Championship Auto Racing Teams, Inc.	17,815
9,471	[2]	Charming Shoppes, Inc.	57,868
863		Chemed Corp.	29,601
1,369	[2]	Chicos Fas, Inc.	61,071
1,721	[2]	Children's Place Retail Stores, Inc.	39,308
5,280	[2]	Choice Hotels International, Inc.	76,560
1,118		Churchill Downs, Inc.	34,658
3,860		Claire's Stores, Inc.	73,533
9,818		Clayton Homes, Inc.	136,667
1,425		Coachmen Industries, Inc.	14,278
239	[2]	Coldwater Creek, Inc.	4,672
6,291	[2]	Collins & Aikman Corp.	30,197
611	[2]	Columbia Sportswear Co.	41,591
385		CompX International, Inc.	4,389
6,327		Cooper Tire & Rubber Co.	76,177
308	[2]	CoorsTek, Inc.	11,325
3,687	[2]	Copart, Inc.	84,469
892	[2]	Corinthian Colleges, Inc.	36,572
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
2,220	[2]	Corporate Executive Board Co.	$73,793
2,050	[2]	Cost Plus, Inc.	48,790
4,912	[2]	Covanta Energy Corp.	90,872
1,319	[2]	Crestline Capital Corp.	35,613
704	[2]	Crossmann Communities, Inc.	23,408
5,827		D. R. Horton, Inc.	141,130
5,519	[2]	Dal-Tile International, Inc.	82,233
2,106	[2]	DiamondCluster International, Inc., Class A	39,066
797	[2]	Digital Impact, Inc.	1,490
7,944	[2]	Digital Island, Inc.	19,622
410	[2]	DigitalThink, Inc.	3,514
967	[2]	Digitas, Inc.	4,303
8,310		Dillards, Inc., Class A	140,771
1,943	[2]	Direct Focus, Inc.	66,209
2,400	[2]	Dollar Thrifty Automotive Group	53,040
1,269		Dover Downs Entertainment	15,862
1,417	[2]	Dress Barn, Inc.	34,291
2,214	[2]	Drugstore.Com, Inc.	2,767
1,253	[2]	Dura Automotive Systems, Inc.	16,289
1,750	[2]	Edison Schools, Inc.	33,740
2,037	[2]	Education Management Corp.	63,656
1,967		Elcor Corp.	30,980
1,479	[2]	Electro Rent Corp.	22,555
496	[2]	Electronics Boutique PLC	12,340
3,865		Ethan Allen Interiors, Inc.	137,207
6,164	[2]	eToys, Inc.	75
7,148	[2]	Extended Stay America, Inc.	113,296
1,274	[2]	F.Y.I., Inc.	44,271
1,283	[2]	Factory 2-U Stores, Inc.	33,422
2,334		Fedders Corp.	12,090
7,113		Federal-Mogul Corp.	20,983
3,274		Fleetwood Enterprises, Inc.	42,366
1,849	[2]	Footstar, Inc.	67,488
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
1,606		Forest City Enterprises, Inc., Class A	$71,306
1,141	[2]	Forrester Research, Inc.	26,368
1,351	[2]	Fossil, Inc.	25,345
837		Freds, Inc.	21,176
5,002	[2]	Furniture Brands International, Inc.	113,395
2,055		G & K Services, Inc., Class A	39,353
232	[2]	Gaiam, Inc.	2,480
7,321	[2]	Gartner Group, Inc., Class A	58,568
2,154	[2]	Genesco, Inc.	61,604
62		Grey Global Group, Inc.	37,742
1,445	[2]	Group 1 Automotive, Inc.	26,732
3,414	[2]	Gtech Holdings Corp.	111,296
745	[2]	Guess?, Inc.	4,619
2,197	[2]	Guitar Center, Inc.	40,425
6,142	[2]	HA-LO Industries, Inc.	4,791
2,529		Handleman Co.	28,552
15,843	[2]	Hanover Direct, Inc.	4,753
1,648		Haverty Furniture Cos., Inc.	23,072
1,705	[2]	Hayes Lemmerz International, Inc.	13,128
1,869	[2]	Hexcel Corporation	17,344
3,940		Hollinger International, Inc.	61,385
1,730	[2]	Hot Topic, Inc.	57,817
2,742		Houghton Mifflin Co.	124,788
2,146		Hughes Supply, Inc.	32,447
472	[2]	IMPCO Technologies, Inc.	11,281
1,350	[2]	ITT Educational Services, Inc.	48,060
910	[2]	Igen, Inc.	20,047
2,924	[2]	InfoUSA, Inc.	12,983
892	[2]	Information Holdings, Inc.	19,267
3,296	[2]	Insight Enterprises, Inc.	88,003
1,813	[2]	Insignia Financial Group, Inc.	20,886
906	[2]	Insurance Automotive Auctions, Inc.	13,046
4,046	[2]	Intelidata Technologies Corp.	18,531
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
5,345	[2]	Interdigital Communications Corp.	$65,156
4,705		Interface, Inc.	36,276
1,208		Interpool, Inc.	16,731
2,754	[2]	Intertan, Inc.	38,611
2,523	[2]	Isle of Capri Casinos, Inc.	23,060
1,843	[2]	JAKKS Pacific, Inc.	26,410
3,083	[2]	Jones Lang LaSalle, Inc.	39,462
4,519	[2]	Journal Register Co.	71,400
1,939	[2]	Jupiter Media Metrix, Inc.	2,908
4,381		KB HOME	132,394
2,239		Kellwood Co.	47,803
669	[2]	Kenneth Cole Productions, Inc., Class A	19,000
2,005	[2]	Key3Media Group, Inc.	20,050
2,221		LNR Property Corp.	63,298
5,973		La-Z Boy Chair Co.	107,514
3,016		Lancaster Colony Corp.	90,993
1,260	[2]	Lands' End, Inc.	37,296
6,296	[2]	Lear Corp.	226,656
1,026	[2]	Learning Tree International, Inc.	21,659
4,303		Lee Enterprises, Inc.	133,823
4,771		Lennar Corp.	208,827
3,960		Lennox International, Inc.	42,253
1,186	[2]	LifeMinders, Inc.	1,482
3,982	[2]	Linens `N Things, Inc.	107,554
2,260		M.D.C. Holdings, Inc.	97,225
880	[2]	META Group, Inc.	1,980
3,859	[2]	MIPS Technologies, Inc.	75,058
612	[2]	Management Network Group, Inc.	3,036
2,217		Marcus Corp.	33,410
816	[2]	Marine Products Corp.	3,386
896	[2]	Martha Stewart Living Omnimedia, Class A	16,513
1,875		McClatchy, Co., Class A	76,875
856		McGrath Rentcorp.	21,066
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
1,868		Media General, Inc., Class A	$89,776
1,327	[2]	Mediaplex, Inc.	1,340
928	[2]	MemberWorks, Inc.	22,866
3,231	[2]	Mens Wearhouse, Inc.	82,229
3,659		Meredith Corp.	138,091
3,365		MeriStar Hospitality Corp.	67,636
7,113	[2]	Metromedia International Group, Inc.	19,418
2,871	[2]	Michaels Stores, Inc.	96,954
1,489		Midas, Inc.	22,186
2,989	[2]	Midway Games, Inc.	29,591
1,085	[2]	Modem Media. Poppe Tyson, Inc.	3,960
2,221		Modine Manufacturing Co.	61,921
3,980	[2]	Mohawk Industries, Inc.	129,987
1,586	[2]	Monaco Coach Corp.	30,689
2,559	[2]	MyPoints.com, Inc.	1,868
227		NCH Corp.	12,714
1,827	[2]	NCI Building System, Inc.	21,942
1,927	[2]	NCO Group, Inc.	52,029
877	[2]	NVR, Inc.	167,174
3,913	[2]	NationsRent, Inc.	1,761
2,868	[2]	Nautica Enterprise, Inc.	52,685
3,639	[2]	Navigant Consulting, Inc.	22,380
3,673		Neiman-Marcus Group, Inc., Class A	119,372
368	[2]	NetRatings, Inc.	4,640
2,494	[2]	Netcentives, Inc.	2,095
3,161		Network Commerce, Inc.	348
3,598	[2]	O'Reilly Automotive, Inc.	85,093
11,533	[2]	Officemax, Inc.	44,402
651	[2]	Organic, Inc.	371
1,059		OshKosh B'Gosh, Inc., Class A	28,667
5,043		Owens Corning	11,044
452	[2]	PC Connections, Inc.	6,057
3,212	[2]	Pacific Sunwear of California	89,486
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
1,843	[2]	Palm Harbor Homes, Inc.	$33,174
2,219	[2]	Payless ShoeSource, Inc.	141,461
2,523	[2]	Pegasus Systems, Inc.	24,978
760	[2]	Penn National Gaming, Inc.	12,388
2,122		Penton Media, Inc.	41,803
4,756		Pep Boys-Manny Moe & Jack	22,781
2,943	[2]	Per-Se Technologies, Inc.	17,481
11,058	[2]	PetSmart, Inc.	49,208
2,095		Phillips Van Heusen Corp.	31,425
9,502		Pier 1 Imports, Inc.	105,472
1,911		Pinnacle Entertainment, Inc.	19,091
5,129		Pittston Brink's Group	109,248
2,040	[2]	Playboy Enterprises, Inc., Class B	24,480
2,377		Polaris Industries, Inc., Class A	91,990
5,295	[2]	Polo Ralph Lauren Corp., Class A	137,670
1,077	[2]	PolyMedica Corp.	29,251
2,171		Polymer Group, Inc.	2,779
1,921	[2]	Prepaid Legal Services, Inc.	42,262
257	[2]	Pricesmart, Inc.	9,805
4,471	[2]	Prime Hospitality Corp.	46,007
1,346	[2]	Private Media Group, Inc.	7,336
376	[2]	Professional Detailing, Inc.	27,523
4,037	[2]	Profit Recovery Group International, Inc.	25,837
2,069	[2]	Prosofttraining.com	6,331
2,072	[2]	Protection One, Inc.	3,957
817		Pulitzer, Inc.	42,852
3,120		Pulte Corp.	145,954
2,234	[2]	Quiksilver, Inc.	60,698
3,057		R.H. Donnelley Corp.	87,124
4,542	[2]	Reebok International Ltd.	116,411
3,471		Regis Corp. Minnesota	64,213
568	[2]	Register.com, Inc.	4,112
1,702	[2]	Rent-A-Center, Inc.	61,612

Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
2,353	[2]	Rent-Way, Inc.	$18,000
1,718		Rollins, Inc.	32,058
970		Russ Berrie & Co., Inc.	23,037
2,691		Russell Corp.	51,667
1,343		Ryland Group, Inc.	63,806
1,497	[2]	SCP Pool Corp.	47,155
4,953	[2]	SITEL Corp.	12,432
2,806	[2]	Scholastic Corp.	117,122
1,760	[2]	School Specialty, Inc.	40,392
1,569	[2]	Scotts Co.	65,584
27,304		Service Corp. International	127,510
2,817		Shopko Stores, Inc.	22,423
777	[2]	Simpson Manufacturing Co., Inc.	37,723
1,436	[2]	Skechers USA, Inc., Class A	51,768
625		Skyline Corp.	16,187
5,776		Snap-On, Inc.	167,504
2,051	[2]	Sonic Automotive, Inc.	21,576
4,141		Sothebys Holdings, Inc., Class A	74,952
1,073	[2]	Source Information Management Co.	4,271
1,436	[2]	Speedway Motorsports, Inc.	37,623
1,631		Spiegel, Inc., Class A	10,846
1,328		Springs Industries, Inc., Class A	59,162
3,217	[2]	Stamps.com, Inc.	9,651
2,463		Standard Pacific Corp.	50,245
680	[2]	StarTek, Inc.	11,261
3,420	[2]	Station Casinos, Inc.	48,085
2,661	[2]	Stein Mart, Inc.	28,579
870	[2]	Steven Madden Ltd.	15,512
9,260		Stewart Enterprises, Inc., Class A	48,152
700	[2]	Stockwalk.com Group, Inc.	1,470
692		Strayer Education, Inc.	28,856
4,119		Stride Rite Corp.	30,645
1,952		Sturm Ruger & Co., Inc.	19,110
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
8,232		Sunbeam Corp.	$667
1,788	[2]	Sunrise Assisted Living, Inc.	40,248
4,519	[2]	Superior Energy Services, Inc.	53,776
1,891		Superior Industries International, Inc.	76,113
1,232	[2]	SurModics, Inc.	68,117
588	[2]	Switchboard, Inc.	2,017
2,760	[2]	Sylvan Learning Systems, Inc.	55,807
1,091	[2]	Systemax, Inc.	2,171
3,735		Tenneco Automotive, Inc.	11,205
5,832	[2]	The Boyds Collection, Ltd.	56,920
659		Thor Industries, Inc.	15,355
1,686	[2]	Timberland Co., Class A	83,154
2,061	[2]	Toll Brothers, Inc.	73,165
3,026	[2]	Too, Inc.	60,248
1,076		Toro Co.	49,657
3,836	[2]	Tower Automotive, Inc.	40,662
2,525	[2]	Trammell Crow Co.	28,356
2,914	[2]	Trans World Entertainment Corp.	26,139
702	[2]	Trendwest Resorts, Inc.	19,455
1,108	[2]	Tuesday Morning Corp.	14,637
1,597	[2]	Tweeter Home Entertainment Group, Inc.	39,941
7,378		U.S. Industries, Inc.	37,702
799	[2]	Ultimate Electronics, Inc.	19,895
5,415		Unifi, Inc.	32,382
517	[2]	United Auto Group, Inc.	7,869
3,197	[2]	United Rentals, Inc.	64,004
1,162	[2]	Universal Access, Inc.	5,415
767	[2]	Universal Compression Holdings, Inc.	27,612
1,038		Universal Forest Products, Inc.	17,023
1,543	[2]	Vail Resorts, Inc.	31,631
1,569	[2]	Value City Department Stores, Inc.	12,834
3,867	[2]	Valuevision International, Inc., Class A	68,639
1,280	[2]	Vans, Inc.	26,675
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Cyclicals--continued
13,706	[2]	Venator Group, Inc.	$181,467
1,580	[2]	Ventiv Health, Inc.	21,156
2,280	[2]	Ventro Corp.	1,414
767	[2]	Vicinity Corp.	1,173
1,249		WD 40 Co.	22,507
967		Wackenhut Corp., Class A	15,917
5,569		Warnaco Group, Inc., Class A	3,843
1,660		Webb (Del E.) Corp.	56,108
3,203		Wellman, Inc.	59,736
3,372		WestPoint Stevens, Inc.	21,817
1,199	[2]	Whitehall Jewellers, Inc.	9,832
4,515		Wiley (John) & Sons, Inc., Class A	84,205
942	[2]	Wilsons The Leather Experts, Inc.	20,846
1,312		Winnebago Industries, Inc.	23,944
4,160		Wolverine World Wide, Inc.	74,048
1,820	[2]	Women.com Networks, Inc.	464
1,149		Xtra Corp.	58,254
3,456	[2]	Zale Corp.	115,292
231	[2]	bebe stores, Inc.	5,659
1,409	[2]	eGlobe, Inc.	42
1,111	[2]	i Beam Broadcasting Corp.	444

		TOTAL	15,040,774

		Consumer Staples--7.5%
1,752		ABM Industries, Inc.	54,172
1,052	[2]	Acme Communications, Inc.	9,973
962	[2]	Agribrands International, Inc.	52,400
3,623		Alberto-Culver Co., Class B	147,601
1,921	[2]	Allscripts Healthcare Solutions, Inc.	9,029
5,175	[2]	AmeriSource Health Corp., Class A	279,450
1,743	[2]	American Italian Pasta Co., Class A	62,051
2,172		Applebee's International, Inc.	91,007
2,282		Applica, Inc.	15,289
1,875	[2]	Aurora Foods, Inc.	9,300
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
2,400		Banta Corp.	$62,640
893	[2]	Beasley Broadcast Group, Inc., Class A	12,368
13,405		Bergen Brunswig Corp., Class A	245,312
3,463		Bob Evans Farms, Inc.	65,797
3,355		Bowne & Co., Inc.	33,550
683	[2]	Buca, Inc.	14,104
5,582		CBRL Group, Inc.	110,245
1,051	[2]	CDI Corp.	15,502
2,649	[2]	CEC Entertainment, Inc.	135,761
22,811	[2]	Caremark Rx, Inc.	361,554
2,015		Carter Wallace, Inc.	45,741
2,712	[2]	Cheesecake Factory, Inc.	103,219
3,944		Chiquita Brands International	5,798
3,829		Church and Dwight, Inc.	91,858
3,705	[2]	Citadel Communications Corp.	94,515
142		Coca-Cola Bottling Co.	5,639
3,414	[2]	Computer Horizons Corp.	10,857
1,623	[2]	Constellation Brands, Inc., Class A	105,901
971	[2]	Crown Media Holdings, Inc., Class A	20,197
3,548	[2]	Cumulus Media, Inc., Class A	29,413
3,519		Dean Foods Co.	130,203
5,271	[2]	Del Monte Foods Co.	43,749
8,532		Dial Corp.	111,343
4,549		Dole Food, Inc.	68,235
1,631		Dreyers Grand Ice Cream, Inc.	41,966
1,867	[2]	Duane Reade, Inc.	63,235
4,237		Earthgrains Co.	95,333
81		Farmer Brothers Co.	17,416
3,937		Fleming Cos., Inc.	116,142
628	[2]	GC Cos., Inc.	1,049
1,778		Gaylord Entertainment Co.	51,544
1,747		Great Atlantic & Pacific Tea Co., Inc.	21,663
3,266	[2]	Hain Celestial Group, Inc.	81,715
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
851	[2]	Hall, Kinion & Associates, Inc.	$6,936
2,791		Harland (John H.) Co.	60,621
1,922	[2]	Heidrick & Struggles International, Inc.	48,531
2,363	[2]	Henry Schein, Inc.	90,786
1,328		Herbalife International, Inc., Class A	10,319
3,431	[2]	Hollywood Entertainment Corp.	9,504
1,995	[2]	IHOP Corp.	41,297
1,440	[2]	Infogrames, Inc.	8,626
990		Ingles Markets, Inc., Class A	12,474
3,937	[2]	Insight Communication Co.	109,252
1,716		International Multifoods Corp.	32,072
2,868		Interstate Bakeries Corp.	40,238
2,035	[2]	Ivex Packaging Corp.	31,848
3,837	[2]	Jack in the Box, Inc.	101,565
3,616	[2]	KForcecom, Inc.	18,839
1,720		Kelly Services, Inc., Class A	40,609
3,708	[2]	Korn/Ferry International	66,744
670	[2]	Krispy Kreme Doughnuts, Inc.	27,229
3,570	[2]	Labor Ready, Inc.	13,031
2,495		Lance, Inc.	29,441
2,163		Landrys Seafood Restaurants, Inc.	26,216
1,549		Libbey, Inc.	52,031
229	[2]	Liberty Livewire Corp.	1,809
292		Liqui Box Corp.	12,912
2,409		Lone Star Steakhouse & Saloon	29,028
2,953		Longs Drug Stores Corp.	87,556
2,234		Luby's Cafeterias, Inc.	16,978
2,002	[2]	Mediacom Communications Corp.	40,541
9,258	[2]	Modis Professional Services, Inc.	48,142
862	[2]	Mondavi (Robert) Corp., Class A	37,195
5,730	[2]	NBTY, Inc.	71,052
876	[2]	NPC International, Inc.	9,198
436		National Presto Industries, Inc.	12,317
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
4,507	[2]	Nu Skin Asia Pacific, Inc., Class A	$33,352
841	[2]	Nucentrix Broadbank Networks, Inc.	8,410
1,421	[2]	O' Charleys, Inc.	27,994
2,264	[2]	On Assignment, Inc.	38,737
907	[2]	On Command Corp.	6,177
1,413		Oneida Ltd.	22,947
3,326		Owens & Minor, Inc.	64,724
705	[2]	P. F. Chang's China Bistro, Inc.	27,368
7,161	[2]	PSS World Medical, Inc.	32,583
1,753	[2]	Papa Johns International, Inc.	48,909
3,343	[2]	Paxson Communications Corp.	42,657
1,571	[2]	Performance Food Group Co.	84,787
6,174	[2]	Perrigo Co.	73,718
1,644		Pilgrim's Pride Corp.	17,426
2,234	[2]	Priority HealthCare Corp., Class B	77,699
5,200	[2]	Procurenet, Inc.	780
2,767	[2]	Ralcorp Holdings, Inc.	46,209
1,797	[2]	Rare Hospitality International, Inc.	50,226
1,616	[2]	Regent Communications, Inc.	11,344
888	[2]	Revlon, Inc., Class A	5,772
680	[2]	Rica Foods, Inc.	3,230
667		Riviana Foods, Inc.	11,406
6,260		Ruby Tuesday, Inc.	119,253
3,064		Ruddick Corp.	42,253
3,203	[2]	Ryan's Family Steak Houses, Inc.	38,372
609	[2]	Saga Communications, Inc., Class A	11,784
2,333	[2]	Salem Communications Corp.	37,795
1,013	[2]	Salton, Inc.	17,505
1,393		Schweitzer-Mauduit International, Inc.	29,880
33		Seaboard Corp.	6,237
4,463		Sensient Technologies Corp.	80,334
4,331	[2]	Sinclair Broadcast Group, Inc.	35,384
3,406	[2]	Sirius Satellite Radio, Inc.	35,116
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
1,269		Smart & Final, Inc.	$13,896
5,222	[2]	Smithfield Foods, Inc.	178,854
2,091		Smucker (J.M.) Co.	54,701
3,197		Sodexho Marriott Services, Inc.	93,896
2,609	[2]	Sonic Corp.	72,713
3,224	[2]	Spanish Broadcasting System, Inc.	19,731
5,565	[2]	Spherion Corp.	45,466
2,068	[2]	Star Scientific, Inc.	6,721
530		Stepan, Co.	12,317
2,665	[2]	Suiza Foods Corp.	123,523
708		Tejon Ranch Co.	18,408
3,570	[2]	Tetra Tech, Inc.	87,179
2,369		The Steak n Shake Co.	21,226
1,531	[2]	TiVo, Inc.	6,935
4,248	[2]	Topps Co.	41,843
1,221	[2]	Triarc Companies, Inc., Class A	31,258
5,796		Tupperware Corp.	127,628
836	[2]	United Natural Foods, Inc.	11,671
380		United Television, Inc.	47,040
1,413		Vector Group Ltd.	51,023
774	[2]	Volt Information Science, Inc.	13,235
2,700	[2]	Whole Foods Market, Inc.	131,220
2,028	[2]	Wild Oats Markets, Inc.	16,143
1,197	[2]	World Wrestling Federation Entertainment, Inc.	16,315
1,355	[2]	XM Satellite Radio Holdings, Inc., Class A	11,856
1,226	[2]	Young Broadcasting, Inc., Class A	49,040

		TOTAL	6,882,979

		Energy--3.9%
842	[2]	Atwood Oceanics, Inc.	37,595
2,932	[2]	Barrett Resources Corp.	188,674
1,656	[2]	Belco Oil & Gas Corp.	14,738
1,797		Berry Petroleum Co., Class A	21,528
2,920	[2]	Brown (Tom), Inc.	74,752
Shares			Value
		COMMON STOCKS--continued[1]
		Energy--continued
2,684		Cabot Oil & Gas Corp., Class A	$77,621
2,478	[2]	Cal Dive International, Inc.	69,409
539	[2]	Callon Petroleum Corp.	6,705
12,421		Chesapeake Energy Corp.	103,094
419	[2]	Clayton Williams Energy, Inc.	8,112
2,046	[2]	Comstock Resources, Inc.	22,097
7,676		Cross Timbers Oil Co.	208,403
1,659	[2]	Denbury Resources, Inc.	15,512
881	[2]	Dril-Quip, Inc.	28,721
2,857		EEX Corp.	11,857
1,080	[2]	EpicEdge, Inc.	302
1,505	[2]	Evergreen Resources, Inc.	64,038
2,834		Forest Oil Corp.	92,247
3,441	[2]	Friede Goldman International, Inc.	860
2,717	[2]	Frontier Oil Corp.	32,876
17,998	[2]	Grey Wolf, Inc.	115,187
739	[2]	Gulf Island Fabrication, Inc.	11,455
1,605	[2]	HS Resources, Inc.	79,640
3,864	[2]	Input/Output, Inc.	42,890
1,112	[2]	Key Production Co.	24,964
9,762	[2]	Key Energy Group, Inc.	128,566
2,070	[2]	Louis Dreyfus Natural Gas Corp.	78,867
1,686	[2]	Meridian Resource Corp.	12,712
2,045		Mitchell Energy & Development Corp., Class A	113,498
1,456	[2]	Nuevo Energy Co.	26,062
2,092	[2]	Oceaneering International, Inc.	49,790
2,109	[2]	Offshore Logistics, Inc.	55,889
7,737	[2]	Parker Drilling Co.	48,356
1,364		Patina Oil & Gas Corp.	35,464
3,722	[2]	Patterson Energy, Inc.	128,297
661		Penn Virginia Corp.	29,415
7,861		Pennzoil-Quaker State Co.	111,705
9,784		Pioneer Natural Resources, Inc.	186,972
Shares			Value
		COMMON STOCKS--continued[1]
		Energy--continued
1,528	[2]	Plains Resources, Inc.	$37,054
4,043		Pogo Producing Co.	119,713
840	[2]	Prima Energy Corp.	26,628
350	[2]	Prize Energy Corp.	7,315
4,960	[2]	Pure Resources, Inc.	107,136
1,706	[2]	SEACOR SMIT, Inc.	78,135
1,840	[2]	Seitel, Inc.	35,898
1,010	[2]	Spinnaker Exploration Co.	45,955
2,758		St. Mary Land & Exploration Co.	68,536
2,231	[2]	Stone Energy Corp.	110,881
2,223	[2]	Swift Energy Co.	70,825
3,120	[2]	Tesoro Petroleum Corp.	46,488
920	[2]	The Houston Exploration Co.	29,900
2,802	[2]	Transmontaigne, Co.	12,553
2,878	[2]	UTI Energy Corp.	99,003
3,238	[2]	Unit Corp.	65,602
3,159	[2]	Veritas DGC, Inc.	102,668
4,834		Vintage Petroleum, Inc.	99,870

		TOTAL	3,523,030

		Financials--19.8%
1,103		1st Source Corp.	21,398
1,568	[2]	Acacia Research Corp.	17,812
2,173		Advanta Corp., Class A	31,183
2,234	[2]	Affiliated Managers Group	125,595
896		Alabama National Bancorp	25,590
319	[2]	Alexander's, Inc.	19,472
1,350		Alexandria Real Estate Equities, Inc.	50,112
3,931		Alfa Corp.	77,637
470	[2]	Alleghany Corp.	94,279
8,496		Allied Capital Corp.	197,702
2,580		Amcore Financial, Inc.	51,600
2,376		American Capital Strategies Ltd.	62,964
2,749		American Financial Holdings, Inc.	56,613

Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
1,790		American Industrial Properties REIT	$22,984
976		American National Insurance Co.	72,009
7,713	[2]	Americredit Corp.	357,575
1,488		Amli Residential Properties Trust	34,700
2,000	[2]	Ampal-American Israel Corp., Class A	11,080
2,305		Anchor Bancorp Wisconsin, Inc.	35,635
709		Andover Bancorp, Inc.	25,170
6,160		Arden Realty Group, Inc.	154,431
1,347		Area Bancshares Corp.	20,192
1,769		Argonaut Group, Inc.	30,232
4,200		Associates First Capital Corp.	63
4,490		Astoria Financial Corp.	259,791
1,000	[2]	BOK Financial Corp.	23,950
4,564		BRE Properties, Inc., Class A	128,933
881		BSB Bancorp, Inc.	17,920
1,119		Baldwin & Lyons, Inc., Class B	28,993
489		BancFirst Corp.	19,316
8,381		Bancorpsouth, Inc.	123,955
1,092		Bank Granite Corp.	21,829
3,288	[2]	Bank United Corp., Class A	1,184
2,400		BankAtlantic Bancorp, Inc., Class A	16,344
2,785		Bay View Capital Corp.	14,426
2,785		Bay View Capital Corp., Rights	1,086
1,773		Bedford Property Investors, Inc.	33,811
1,860		Berkley, (W. R.) Corp.	75,367
1,815	[2]	Blackrock, Inc.	61,347
1,270		Blanch, E. W. Holdings, Inc.	16,929
1,731		Boykin Lodging Co.	20,149
3,334		Brandywine Realty Trust	65,746
1,335		Brookline Bancorp, Inc.	17,288
2,252		Brown & Brown, Inc.	95,485
3,277		Burnham Pacific Properties, Inc.	15,828
2,464		CBL & Associates Properties, Inc.	67,883
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
1,672		CNA Surety Corp.	$22,823
784		CPB, Inc.	21,474
2,223	[2]	CSFBDirect	10,159
1,923		CVB Financial Corp.	30,191
4,067		Cabot Industrial Trust	79,184
3,737		Camden Property Trust	124,442
2,072		Capital Automotive	32,862
370		Capital City Bank Group, Inc.	7,377
3,255		Capital Federal Financial	51,429
1,967		Capstead Mortgage Corp.	30,862
2,557		Cash America International, Inc.	20,456
861		Cathay Bancorp, Inc.	49,249
2,176		CenterPoint Properties Corp.	101,402
1,064		Century South Banks, Inc.	34,548
2,260		Charter Municipal Mortgage Acceptance Co.	34,578
2,143		Chateau Communities, Inc.	66,647
1,617		Chelsea Property Group, Inc.	70,744
2,135		Chemical Financial Corp.	52,222
2,611		Chittenden Corp.	78,330
4,636		Citizens Banking Corp.	116,336
888		City Bank Lynwood, WA	19,225
9,561		Colonial BancGroup, Inc.	119,034
2,084		Colonial Properties Trust	60,228
3,215		Commerce Bancorp, Inc.	221,835
2,489		Commerce Group, Inc.	85,721
5,374		Commercial Federal Corp.	117,691
3,086		Commercial Net Lease Realty	38,112
4,101		Community First Bankshares, Inc.	86,162
1,167	[2]	CompuCredit Corp.	12,732
3,478		Cornerstone Realty Income Trust, Inc.	36,832
881		Corus Bankshares, Inc.	45,151
576	[2]	Corvel Corp.	20,989
3,979		Cousins Properties, Inc.	103,653
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
3,562		Crawford & Co., Class B	$46,698
1,725	[2]	Credit Acceptance Corp.	11,937
5,183		Cullen Frost Bankers, Inc.	165,856
926	[2]	DVI, Inc.	12,927
6,973		Data Broadcasting Corp.	50,206
1,517	[2]	Delphi Financial Group, Inc., Class A	48,195
5,456		Developers Diversified Realty	82,495
1,103		Dime Community Bancorp, Inc.	32,428
3,310		Doral Financial Corp.	107,244
2,121		Downey Financial Corp.	91,288
1,249	[2]	E-LOAN, Inc.	1,686
859	[2]	Espeed, Inc., Class A	23,021
2,237		East West Bancorp, Inc.	46,440
1,587		EastGroup Properties, Inc.	34,200
5,756		Eaton Vance Corp.	185,919
1,432		Entertainment Properties Trust	22,626
3,691		Equity Inns, Inc.	29,085
1,823		Essex Property Trust, Inc.	85,681
1,111		F & M Bancorp	28,564
2,467		F & M National Corp.	93,129
1,028		FBL Financial Group, Inc., Class A	17,219
2,184		FNB Corp.	56,566
604		Farmers Capital Bank Corp.	19,618
3,945		Federal Realty Investment Trust	76,928
4,492		FelCor Lodging Trust, Inc.	98,779
6,165		Fidelity National Financial, Inc.	144,323
1,229	[2]	Financial Federal Corp.	30,356
6,536		Finova Group, Inc.	13,137
5,524		First American Financial Corp.	110,204
864		First Busey Corp.	17,997
3,186		First Charter Corp.	50,976
567		First Citizens Bancshares, Inc., Class A	53,468
5,831		First Commmonwealth Financial Corp.	69,855
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
1,516		First Federal Capital Corp.	$23,483
3,641		First Financial Bancorp	55,962
950		First Financial Bankshares, Inc.	36,224
644		First Financial Corp.	24,150
1,272		First Financial Holdings, Inc.	25,631
887		First Indiana Corp.	21,909
3,888		First Industrial Realty Trust	119,556
1,111		First Merchants Corp.	24,998
4,017		First Midwest Bancorp, Inc.	113,641
1,269		First Niagra Financial Group, Inc.	15,482
3,233		First Sentinel Bancorp, Inc.	35,531
1,738	[2]	FirstFed Financial Corp.	52,140
2,024		Firstbank Corp.	52,017
5,564		Franchise Finance Corp. of America	139,935
5,933		Fremont General Corp.	25,393
2,367	[2]	Friedman, Billings, Ramsey Group, Inc., Class A	13,610
1,696		Frontier Financial Corp.	38,720
2,707	[2]	Frontline Capital Group	24,363
7,553		Fulton Financial Corp.	152,110
1,122		GBC Bancorp	27,882
522	[2]	Gabelli Asset Management, Inc., Class A	20,614
2,307		Gables Residential Trust	66,442
7,986		Gallagher (Arthur J.) & Co.	201,407
2,693		Glenborough Realty Trust, Inc.	46,858
2,365		Glimcher Realty Trust	36,114
2,656	[2]	Global Payments, Inc.	56,174
2,269		GlobalNet Financial.com, Inc.	1,543
2,910		Gold Banc Corp., Inc.	20,428
684		Great American Financial Resources, Inc.	11,628
1,662		Great Lakes REIT, Inc.	28,171
4,194		Greater Bay Bancorp	114,538
4,707		HCC Insurance Holdings, Inc.	132,737
13,061		HRPT Properties Trust	114,545
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
869		Hancock Holding Co.	$33,457
2,175		Harbor Florida Bancshares, Inc.	34,691
1,354		Harleysville Group, Inc.	36,517
896		Harleysville National Corp.	34,227
4,808		Health Care Property Investors, Inc.	173,569
2,821		Health Care REIT, Inc.	65,870
4,020		Healthcare Realty Trust, Inc.	96,480
5,769		Highwoods Properties, Inc.	148,263
1,348		Hilb Rogal & Hamilton Co.	53,111
2,215		Home Properties of New York, Inc.	62,795
3,993		Horace Mann Educators Corp.	67,721
5,016		Hospitality Properties Trust	132,172
5,240		Hudson United Bancorp	124,502
6,752		INMC Mortgage Holdings, Inc.	154,621
3,032		IRT Property Co.	29,259
5,872		Independence Community Bank	108,632
1,200		Independent Bank Corp.	18,960
3,501		Innkeepers USA Trust	39,736
1,662		Integra Bank Corp.	38,829
772	[2]	Intercept Group, Inc.	21,840
1,484		International Bancshares Corp.	56,689
2,821		Investment Technology Group, Inc.	137,524
3,174		Investors Financial Services Corp.	227,068
1,007		Irwin Financial Corp.	20,140
3,323		JDN Realty Corp.	39,477
1,172		JP Realty, Inc.	24,542
2,425		Jefferies Group, Inc.	77,964
640		John Nuveen & Co., Inc., Class A	34,906
655		Kansas City Life Insurance Co.	24,759
2,696		Kilroy Realty Corp.	71,579
2,729		Koger Equity, Inc.	40,908
1,120		LaSalle Hotel Properties	19,040
3,717	[2]	LaBranche & Co. Inc.	133,812
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
1,339		LandAmerica Financial Group, Inc.	$40,170
3,806		Leucadia National Corp.	121,982
1,730		Lexington Corporate Properties Trust	22,317
1,590		Liberty Corp.	56,922
1,402		Liberty Financial Cos., Inc.	58,337
2,252		MAF Bancorp, Inc.	60,691
3,091		Macerich Co. (The)	69,548
1,751		Manufactured Home Communities, Inc.	46,927
646	[2]	Markel Corp.	126,778
1,167		Medallion Financial Corp.	14,529
1,780	[2]	Medical Assurance, Inc.	27,465
14,268		Meditrust Corp.	67,060
2,646		Mercury General Corp.	91,949
6,136		Metris Cos., Inc.	184,080
832		Mid American Bancorp	20,176
1,781		Mid-American Apartment Communities, Inc.	40,785
2,140		Mid-State Bancshares	31,672
394		Midland Co.	14,381
1,574		Mills Corp.	33,400
598		Mississippi Valley Bancshares, Inc.	20,990
2,423		NBT Bancorp, Inc.	37,217
1,281		National Golf Properties, Inc.	30,360
2,421		National Health Investors, Inc.	25,421
1,871		National Penn Bancshares, Inc.	41,536
548	[2]	National Processing, Inc.	12,801
191	[2]	National Western Life Insurance Co., Class A	20,074
4,601		Nationwide Health Properties, Inc.	81,208
2,317	[2]	Net.B@nk, Inc.	25,209
3,458		New York Community Bancorp, Inc.	116,708
8,645		New Plan Excel Realty Trust	136,159
3,268	[2]	NextCard, Inc.	35,392
1,500		Northwest Bancorp, Inc.	13,740
1,039		OceanFirst Financial Corp.	23,274
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
3,605	[2]	Ocwen Financial Corp.	$34,752
6,019		Ohio Casualty Corp.	55,977
839		Omega Financial Corp.	25,078
1,184		Oriental Financial Group	17,642
1,251		PFF Bancorp, Inc.	27,084
1,366	[2]	PICO Holdings, Inc.	17,567
1,619		PMA Capital Corp.	28,009
2,329		PS Business Parks, Inc.	62,231
2,638		Pacific Capital Bancorp	72,255
1,854		Pacific Gulf Properties, Inc.	10,457
1,414		Pacific Northwest Bancorp	25,254
1,891		Pan Pacific Retail Properties, Inc.	42,585
904		Park National Corp.	74,128
940		Parkway Properties, Inc.	26,997
1,169		Pennsylvania Real Estate Investment Trust	27,132
2,625		Peoples Bank Bridgeport	59,168
568	[2]	Philadelphia Consolidated Holding Corp.	15,813
3,636		Prentiss Properties Trust	92,173
1,953		Presidential Life Corp.	33,709
905		Prime Group Realty Trust	12,489
11,973	[2]	Prison Realty Corp.	7,543
1,688		Promistar Financial Corp.	30,266
2,616		Provident Bankshares Corp.	58,536
2,186		Provident Financial Group, Inc.	65,187
1,015		R&G Financial Corp., Class B	19,772
2,431		RFS Hotel Investors, Inc.	34,982
755		RLI Corp.	30,200
4,041		Raymond James Financial, Inc.	122,644
2,643		Realty Income Corp.	75,616
5,588		Reckson Associates Realty Corp.	131,374
3,138		Regency Centers Corp.	78,293
6,990		Reliance Group Holdings, Inc.	175
4,985		Republic Bancorp, Inc.	66,051
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
2,623		Richmond County Financial Corp.	$88,500
1,920		Riggs National Corp.	30,432
6,147		Roslyn Bancorp, Inc.	156,810
2,671		S & T Bancorp, Inc.	60,098
894		SCPIE Holdings, Inc.	17,746
2,163		SL Green Realty Corp.	61,883
381		SLM Corp.	27,813
913		Sandy Spring Bancorp, Inc.	28,056
789		Santander BanCorp	14,991
1,029		Saul Centers, Inc.	19,037
2,524		Seacoast Financial Services Corp.	33,569
6,004	[2]	Security Capital Group, Inc.	124,283
2,496		Selective Insurance Group, Inc.	61,526
1,343		Senior Housing Properties Trust	16,116
2,978		Shurgard Storage Centers, Inc., Class A	80,882
4,324	[2]	Silicon Valley Bancshares	108,359
8,233		Sky Financial Group, Inc.	154,369
2,198		Smith (Charles E.) Residential Realty, Inc.	98,910
4,198		South Financial Group, Inc.	69,687
3,295	[2]	Southwest Bancorp. of Texas, Inc.	110,383
1,611		Southwest Securities Group, Inc.	35,684
1,155		Sovran Self Storage, Inc.	28,471
3,120		StanCorp Financial Group, Inc.	142,678
1,147		State Auto Financial Corp.	17,744
3,503		Staten Island Bancorp, Inc.	96,297
2,583		Sterling Bancshares, Inc.	46,571
977		Stewart Information Services Corp.	16,511
2,735		Storage USA, Inc.	92,306
2,465		Summit Properties, Inc.	59,357
1,766		Sun Communities, Inc.	59,249
3,939		Susquehanna Bankshares, Inc.	71,257
495		Tanger Factory Outlet Centers, Inc.	10,885
3,246		Taubman Centers, Inc.	40,250

Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
1,631		Texas Regional Bancshares, Inc., Class A	$58,716
1,645		The Trust Company of New Jersey	29,429
1,616		Town & Country Trust	31,431
1,367	[2]	Triad Guaranty, Inc.	48,405
6,101		Trustco Bank Corp.	74,737
5,651		Trustmark Corp.	118,106
1,665		Tucker Anthony Sutro Corp.	34,599
1,780		UCBH Holdings, Inc.	49,164
3,758	[2]	UICI	33,972
1,629		UMB Financial Corp.	60,192
992		USB Holdings Co., Inc.	13,888
3,389		United Bankshares, Inc.	77,947
3,372		United Community Financial Corp.	22,255
10,320		United Dominion Realty Trust, Inc.	131,786
1,516		United National Bancorp	29,971
174		Value Line, Inc.	6,960
5,925	[2]	Ventas, Inc.	52,318
2,731		W Holding Co., Inc.	33,154
861		WFS Financial, Inc.	17,651
5,724		Washington Federal, Inc.	146,019
3,602		Washington Real Estate Investment Trust	78,812
4,860		Webster Financial Corp. Waterbury	154,840
3,146		Weingarten Realty Investors	133,327
1,835		Wesbanco, Inc.	38,645
3,553		WestAmerica Bancorporation	130,040
947		Westcorp, Inc.	17,737
2,651		Whitney Holding Corp.	105,775
10,243	[2]	Wit Soundview Group, Inc.	30,524
15,123	[2]	Wyndham International, Inc., Class A	29,641
879		Zenith National Insurance Corp.	23,179
479	[2]	ePlus, Inc.	4,354

		TOTAL	18,071,596

Shares			Value
		COMMON STOCKS--continued[1]
		Health Care--10.7%
2,212	[2]	ATS Medical, Inc.	$17,873
1,494	[2]	Abiomed, Inc.	28,685
1,778	[2]	Accredo Health, Inc.	60,559
3,093	[2]	AdvancePCS	178,157
6,097	[2]	Advanced Tissue Sciences, Inc., Class A	24,327
1,894	[2]	Albany Molecular Research, Inc.	59,718
1,503	[2]	Alexion Pharmaceuticals, Inc.	35,065
4,883	[2]	Alliance Pharmaceutical Corp.	23,438
552	[2]	Allos Therapeutics, Inc.	3,422
2,845		Alpharma, Inc., Class A	64,354
2,455	[2]	AmeriPath, Inc.	61,277
2,021	[2]	American Superconductor Corp.	31,528
5,720	[2]	Amylin Pharmaceuticals, Inc.	61,662
334	[2]	Antigenics, Inc.	5,792
1,393	[2]	Aphton Corp.	23,890
3,956	[2]	Apria Healthcare Group, Inc.	102,737
1,856	[2]	Aradigm Corp.	14,013
2,502	[2]	Ariad Pharmaceutiacals, Inc.	11,960
1,087		Arrow International, Inc.	41,415
1,962	[2]	Arthrocare Corp.	36,846
410	[2]	Aspect Medical Systems, Inc.	4,104
4,963	[2]	Avant Immunotherapeutics, Inc.	24,616
1,675	[2]	Avigen, Inc.	30,686
2,534	[2]	Aviron	124,698
429	[2]	Bacou U.S.A., Inc.	10,875
2,002	[2]	Barr Laboratories, Inc.	116,016
10,346	[2]	Beverly Enterprises, Inc.	75,526
5,557	[2]	Bio-Technology General Corp.	44,234
1,315	[2]	BioCryst Pharmaceuticals, Inc.	6,614
1,794	[2]	BioMarin Pharmaceutical, Inc.	19,465
1,381	[2]	Biopure Corp.	36,873
1,403	[2]	Biosite Diagnostics, Inc.	69,378
853	[2]	Bone Care International, Inc.	18,467
Shares			Value
		COMMON STOCKS--continued[1]
		Health Care--continued
1,468	[2]	CONMED Corp.	$31,694
1,657	[2]	CV Therapeutics, Inc.	78,393
2,971	[2]	CardioDynamics International Corp.	10,785
3,390	[2]	Cell Genesys, Inc.	53,630
2,118	[2]	Cell Pathways, Inc.	12,284
2,906	[2]	Cell Therapeutics, Inc.	72,505
5,230	[2]	Celsion Corp.	5,073
952	[2]	Cerus Corp.	52,884
604	[2]	Closure Medical Corp.	11,778
695	[2]	Collateral Therapeutics, Inc.	5,741
2,388	[2]	Columbia Laboratories, Inc.	14,328
2,993	[2]	Connetics Corp.	15,564
1,443		Cooper Companies, Inc.	64,069
3,831	[2]	Corixa Corp.	55,741
5,743	[2]	Covance, Inc.	94,472
5,875	[2]	Coventry Health Care, Inc.	120,614
1,513	[2]	Cryolife, Inc.	40,095
2,738	[2]	Cubist Pharmaceuticals, Inc.	85,207
3,251	[2]	CuraGen Corp.	106,958
1,698	[2]	Cyberonics, Inc.	19,357
2,481	[2]	Cygnus, Inc.	16,499
7,727	[2]	Cytogen Corp.	30,908
1,390	[2]	DUSA Pharmaceuticals, Inc.	20,794
7,371	[2]	DaVita, Inc.	129,730
1,159		Datascope Corp.	43,903
1,168		Diagnostic Products Corp.	76,819
2,518	[2]	Diametrics Medical, Inc.	7,353
1,096	[2]	Digene Corp.	22,961
5,847	[2]	Edwards Lifesciences Corp.	126,588
1,458	[2]	Emisphere Technologies, Inc.	25,223
1,251	[2]	Endocare, Inc.	8,820
1,653	[2]	Entremed, Inc.	32,481
2,235	[2]	Enzo Biochem, Inc.	49,617
Shares			Value
		COMMON STOCKS--continued[1]
		Health Care--continued
4,165	[2]	Enzon, Inc.	$248,317
955	[2]	Exelixis, Inc.	13,084
1,020	[2]	Fuelcell Energy, Inc.	70,278
2,623	[2]	Gene Logic, Inc.	47,476
2,261	[2]	Genome Therapeutics Corp.	16,754
1,947	[2]	Genta, Inc.	16,939
1,700	[2]	Gentiva Health Services, Inc.	31,705
1,871	[2]	Genzyme Transgenics Corp.	11,769
2,140	[2]	Geron Corp.	29,618
1,000	[2]	Gliatech, Inc.	4,550
2,630	[2]	Guilford Pharmaceuticals, Inc.	52,626
2,564	[2]	Haemonetics Corp.	83,330
10,347	[2]	Health Net, Inc.	222,978
6,658		Hooper Holmes, Inc.	68,245
15,791	[2]	Humana, Inc.	156,015
933	[2]	Hyseq, Inc.	10,730
1,636	[2]	I-Stat Corp.	28,515
3,276	[2]	IDEXX Laboratories, Inc.	88,812
1,225	[2]	INAMED Corp.	25,688
2,475	[2]	Ilex Oncology, Inc.	45,788
9,443	[2]	Imatron, Inc.	18,225
2,546	[2]	Immune Response Corp.	7,893
3,845	[2]	Immunogen, Inc.	76,785
3,263	[2]	Immunomedics, Inc.	44,638
1,564	[2]	Impath, Inc.	48,922
3,968	[2]	Inhale Therapeutic Systems, Inc.	132,134
748	[2]	InterMune, Inc.	23,046
717	[2]	IntraBiotics Pharmaceuticals, Inc.	1,434
2,363		Invacare Corp.	83,414
3,497	[2]	Invitrogen Corp.	246,573
3,878	[2]	Isis Pharmaceuticals, Inc.	42,658
1,846	[2]	KV Pharmaceutical Co., Class B	40,335
978	[2]	Kos Pharmaceuticals, Inc.	19,208
Shares			Value
		COMMON STOCKS--continued[1]
		Health Care--continued
1,728	[2]	Laboratory Corporation of America Holdings	$243,648
950	[2]	Lexicon Genetics, Inc.	8,550
3,781	[2]	LifePoint Hospitals, Inc.	131,276
5,353	[2]	Ligand Pharmaceuticals, Inc., Class B	62,255
3,991	[2]	Lincare Holdings, Inc.	199,031
940	[2]	Lynx Therapeutic, Inc.	5,875
1,662	[2]	MGI PHARMA, Inc.	18,448
7,953	[2]	Manor Care, Inc.	184,510
1,766	[2]	Martek Biosciences Corp.	27,020
2,593	[2]	Matrix Pharmaceuticals, Inc.	25,697
2,309	[2]	Maxim Pharmaceuticals, Inc.	18,564
1,079	[2]	Maximus, Inc.	38,207
707	[2]	Maxygen, Inc.	10,421
2,952	[2]	Medicis Pharmaceutical Corp., Class A	146,714
2,088		Mentor Corp.	48,024
1,114	[2]	Microvision, Inc.	22,280
4,419	[2]	Mid Atlantic Medical Services, Inc.	89,838
892		Mine Safety Appliances Co.	23,629
1,424	[2]	Miravant Medical Technologies	10,680
2,046	[2]	Myriad Genetics, Inc.	108,356
3,603	[2]	NABI, Inc.	22,699
2,272	[2]	NEORX Corp.	15,404
2,339	[2]	NPS Pharmaceuticals, Inc.	70,638
1,466	[2]	Nanogen, Inc.	10,262
1,131	[2]	Neose Technologies, Inc.	30,842
2,318	[2]	Neurocrine Biosciences, Inc.	58,761
1,383	[2]	Neurogen Corp.	30,398
812	[2]	Nexell Therapeutics, Inc.	1,583
1,901	[2]	Noven Pharmaceuticals, Inc.	40,814
1,649	[2]	Novoste Corp.	33,524
519	[2]	ORATEC Interventions, Inc.	3,213
3,026	[2]	OSI Pharmaceuticals, Inc.	155,355
2,239	[2]	Oakley, Inc.	53,176
Shares			Value
		COMMON STOCKS--continued[1]
		Health Care--continued
1,617	[2]	Ocular Sciences, Inc.	$29,106
9,173		Omnicare, Inc.	203,641
572	[2]	Orchid Biosciences, Inc.	2,608
3,424	[2]	Organogenesis, Inc.	31,330
4,074	[2]	Orthodontic Centers of America, Inc.	111,017
545	[2]	Paradigm Genetics, Inc.	3,624
2,505	[2]	Parexel International Corp.	31,438
8,513	[2]	Peregrine Pharmaceuticals, Inc.	11,493
1,860	[2]	Pharmaceutical Product Development, Inc.	110,763
1,620	[2]	Pharmacyclics, Inc.	48,600
1,017	[2]	Photogen Technologies, Inc.	1,353
961	[2]	Praecis Pharmaceuticals, Inc.	21,084
3,127	[2]	Province Heathcare Co.	80,114
2,412	[2]	Regeneron Pharmaceuticals, Inc.	74,796
1,399	[2]	RehabCare Group, Inc.	52,532
4,599	[2]	Renal Care Group, Inc.	131,439
2,044	[2]	Res-Care, Inc.	9,198
3,132	[2]	ResMed, Inc.	140,314
956	[2]	Research Frontiers, Inc.	22,609
3,342	[2]	Respironics, Inc.	106,075
850	[2]	Ribozyme Pharmaceuticals, Inc.	7,183
336	[2]	RightCHOICE Managed Care, Inc.	13,642
4,419	[2]	SICOR, Inc.	65,887
1,603	[2]	SangStat Medical Corp.	17,825
3,191	[2]	SciClone Pharmaceuticals, Inc.	16,274
406	[2]	Sonic Innovations, Inc.	2,404
887	[2]	SonoSight, Inc.	12,560
1,225	[2]	Staar Surgical Co.	5,084
6,826	[2]	Steris Corp.	124,097
5,119	[2]	Sunrise Technologies International, Inc.	12,798
2,626	[2]	SuperGen, Inc.	28,361
1,861	[2]	Superconductor Technologies, Inc.	9,398
2,101	[2]	Symyx Technologies, Inc.	58,618
Shares			Value
		COMMON STOCKS--continued[1]
		Health Care--continued
2,200	[2]	Syncor International Corp.	$77,572
3,299	[2]	Syntroleum Corp.	45,691
2,634	[2]	Targeted Genetics Corp.	11,721
4,184	[2]	Texas Biotechnology Corp.	29,706
2,593	[2]	Theragenics Corp.	20,926
2,830	[2]	Thoratec Laboratories Corp.	25,979
2,287	[2]	Titan Pharmaceuticals, Inc.	80,617
2,003	[2]	Transkaryotic Therapies, Inc.	37,716
6,407	[2]	Triad Hospitals, Inc.	197,660
3,315	[2]	Triangle Pharmaceuticals, Inc.	17,503
1,590	[2]	Trimeris, Inc.	55,920
1,145	[2]	Tularik, Inc.	24,824
2,232	[2]	Twinlab Corp.	5,892
7,254	[2]	US Oncology, Inc.	64,923
1,473		United Therapeutics Corp.	17,676
5,043	[2]	VISX, Inc.	102,121
2,965	[2]	Valentis, Inc.	15,774
3,273		Varian Medical Systems, Inc.	225,510
5,028	[2]	Vasomedical, Inc.	18,805
758	[2]	VaxGen, Inc.	16,494
974	[2]	Ventana Medical Systems, Inc.	23,522
1,987	[2]	Vical, Inc.	28,812
601		Vital Signs, Inc.	23,926
3,267	[2]	Vivus, Inc.	12,741
894	[2]	Zoll Medical Corp.	21,921

		TOTAL	9,820,529

		Technology--12.1%
2,462	[2]	24/7 Media, Inc.	1,354
3,525	[2]	3DFX Interactive, Inc.	1,022
2,824	[2]	3DO Co.	6,241
3,265	[2]	ACTV, Inc.	12,081
667	[2]	AGENCY.COM, Inc.	1,367
1,863	[2]	AXT, Inc.	58,554
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
2,546	[2]	Accrue Software, Inc.	$1,400
1,061	[2]	Aclara Biosciences, Inc.	5,517
2,251	[2]	Actel Corp.	51,886
5,762	[2]	Actuate Software Corp.	72,083
3,764	[2]	Adaptive Broadband Corp.	3,576
910	[2]	Ade Corp.	14,515
903	[2]	Adept Technology, Inc.	9,111
5,194	[2]	Advanced Digital Information Corp.	102,426
2,669	[2]	Advent Software, Inc.	149,411
5,694	[2]	Aeroflex, Inc.	84,898
628	[2]	Airnet Communications Corp.	2,198
2,758	[2]	Allen Telecom, Inc.	36,213
2,588	[2]	Alliance Semiconductor Corp.	37,293
3,033	[2]	Anadigics, Inc.	53,836
595		Analogic Corp.	28,554
2,171		Analysts International Corp.	11,398
2,230	[2]	Anixter International, Inc.	58,761
3,360	[2]	AnswerThink Consulting Group, Inc.	16,834
1,258	[2]	Aperian, Inc.	1,761
980	[2]	Appiant Technologies, Inc.	2,979
708	[2]	AppliedTheory Corp.	595
2,472	[2]	AremisSoft Corp.	44,002
2,057	[2]	Ask Jeeves, Inc.	5,348
2,979	[2]	Aspen Technology, Inc.	62,738
3,448	[2]	Asyst Technologies, Inc.	63,960
1,598	[2]	Audiovox Corp., Class A	13,343
2,273	[2]	Aurora Bioscences, Inc.	52,734
3,812	[2]	Avant! Corp.	74,296
2,397	[2]	Avid Technology, Inc.	41,588
4,394	[2]	Avocent Corp.	109,367
1,686	[2]	Aware, Inc.	13,522
1,699	[2]	BARRA, Inc.	78,222
1,178	[2]	BSQUAR Corp.	15,196

Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
2,518	[2]	Be Free, Inc.	$3,727
1,516	[2]	Bell & Howell Co.	39,416
3,823	[2]	BindView Development Corp.	10,093
770	[2]	Bio Rad Laboratories, Inc., Class A	31,570
5,620	[2]	Borland Software Corp	53,840
891	[2]	Bottomline Technologies, Inc.	3,181
1,357	[2]	Breakaway Solutions, Inc.	407
5,233	[2]	Brightpoint, Inc.	20,670
1,397	[2]	Brio Technology, Inc.	8,452
5,462	[2]	Broadbase Software, Inc.	6,664
1,684	[2]	Brooks Automation, Inc.	105,435
1,163	[2]	Brooktrout Technology, Inc.	8,188
466	[2]	C-Bridge Internet Solutions, Inc.	1,053
4,464	[2]	C-Cube Microsystems, Inc.	71,201
954	[2]	CACI International, Inc., Class A	31,921
675	[2]	CAIS Internet, Inc.	209
2,220	[2]	CCC Information Service Group, Inc.	20,979
1,698	[2]	CTC Communications Group, Inc.	9,933
4,419	[2]	Cable Design Technologies, Class A	65,666
547	[2]	Caldera Systems, Inc.	1,078
1,847	[2]	Calico Commerce, Inc.	589
1,338	[2]	California Amplifier, Inc.	6,732
520	[2]	Caliper Technologies Corp.	11,960
5,384	[2]	Cambridge Technology Partners, Inc.	16,314
398	[2]	Caminus Corp.	13,134
2,658	[2]	Captaris, Inc.	5,608
51	[2]	Carecentric, Inc.	143
1,128	[2]	Carreker-Antinori, Inc.	27,591
1,015	[2]	Carrier Access Corp.	7,186
1,191	[2]	Celeritek, Inc.	15,412
727	[2]	Centennial Cellular Corp., Class A	10,905
367	[2]	Centillium Communications, Inc.	10,203
7,859	[2]	Century Business Services, Inc.	18,862
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
507		Chordiant Software, Inc.	$1,506
1,550	[2]	ChromaVision Medical Systems, Inc.	6,960
4,380	[2]	Ciber, Inc.	26,937
6,682	[2]	Cirrus Logic, Inc.	108,649
2,233	[2]	Clarent Corp.	20,767
1,640	[2]	Clarus Corp.	10,611
874	[2]	Click2learn.com, Inc.	1,739
1,145	[2]	CoStar Group, Inc.	26,621
575	[2]	Cognizant Technology Solutions Corp.	24,311
2,744	[2]	Coherent, Inc.	108,388
2,382	[2]	Com21, Inc.	4,883
2,267	[2]	Complete Business Solutions, Inc.	24,189
2,883	[2]	Computer Network Technology	29,118
2,177	[2]	Concord Camera Corp.	14,042
1,650	[2]	Concord Communications, Inc.	11,517
5,442	[2]	Concurrent Computer Corp.	29,115
1,145	[2]	Convera Corp.	8,393
1,327		Convergent Communication, Inc.	15
380	[2]	Coolsavings.com, Inc.	179
454	[2]	Corillian Corp.	1,507
954	[2]	Crossroads Systems, Inc.	5,886
641	[2]	Cyberoptics Corp.	6,423
2,000	[2]	Cybersource Corp.	4,200
2,278	[2]	Cylink Corp.	2,642
2,964	[2]	Cymer, Inc.	97,367
702	[2]	Cysive, Inc.	2,597
1,102	[2]	DSET Corp.	1,157
3,008	[2]	DSL.net, Inc.	4,061
2,718	[2]	DSP Group, Inc.	58,926
1,030	[2]	Daleen Technolgies, Inc.	917
1,290	[2]	Data Return Corp.	3,341
1,646	[2]	Datastream Systems, Inc.	14,896
980	[2]	Davox Corp.	10,163
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
905	[2]	Deltek Systems, Inc.	$3,711
3,083	[2]	Dendrite International, Inc.	37,088
983	[2]	Digimarc Corp.	19,414
2,090	[2]	Digital Insight Corp.	25,414
2,034	[2]	Digital River, Inc.	10,679
3,218	[2]	Documentum, Inc.	48,173
1,156	[2]	Dot Hill Systems Corp.	2,832
2,490	[2]	EMCORE Corp.	103,335
2,784	[2]	ESS Technology, Inc.	19,182
4,518	[2]	EasyLink Services Corp.	2,846
4,294	[2]	Eclipsys Corp.	86,696
2,161	[2]	Elantec Semiconductor, Inc.	71,788
964	[2]	Electric Lightwave, Inc., Class A	2,651
2,066	[2]	Electroglas, Inc.	32,354
389	[2]	Embarcadero Technologies, Inc.	13,409
726	[2]	Emerg Interactive, Inc., Class A	1,713
244	[2]	Entrada Networks, Inc.	293
2,520	[2]	Epresence, Inc.	10,055
484	[2]	Eprise Corp.	499
3,844	[2]	Exar Corp.	111,860
3,332	[2]	Exchange Applications, Inc.	5,365
696	[2]	Extended Systems, Inc.	7,245
491	[2]	Extensity, Inc.	3,903
1,696	[2]	F5 Networks, Inc.	12,703
1,431	[2]	FEI Co.	37,507
2,590	[2]	FSI International, Inc.	25,900
2,015		FactSet Research Systems	71,533
1,083		Fair Isaac & Co., Inc.	75,182
3,437	[2]	Filenet Corp.	48,118
564	[2]	Firepond, Inc.	1,297
1,750	[2]	First Consulting Group, Inc.	14,018
4,165	[2]	Futurelink Corp.	1,333
516	[2]	GRIC Communications, Inc.	1,042
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
1,086		Gadzoox Networks, Inc.	$2,509
2,762	[2]	GenRad, Inc.	20,025
3,557	[2]	General Semiconductor, Inc.	41,048
108	[2]	Genomic Solutions, Inc.	433
1,547	[2]	Geoworks	2,939
1,964		Gerber Scientific, Inc.	13,650
6,515	[2]	Glenayre Technologies, Inc.	13,160
1,887	[2]	Globix Corp.	6,359
1,144	[2]	GoAmerica, Inc.	3,855
2,644	[2]	GoTo.com, Inc.	47,063
3,175	[2]	HNC Software	86,455
2,251		Helix Technology Corp.	69,781
750	[2]	Hi/fn, Inc.	12,443
3,416	[2]	High Speed Access Corp.	3,416
1,665	[2]	Hollywood Media Corp.	7,509
1,820	[2]	HotJobs.com Ltd.	9,136
2,460	[2]	Hutchinson Technology, Inc.	38,105
3,192	[2]	Hyperion Solutions Corp.	53,658
790	[2]	IBIS Technology Corp.	14,370
1,551	[2]	IDX Systems Corp.	32,199
874	[2]	II-VI, Inc.	13,958
1,232	[2]	IMPSAT Fiber Networks, Inc.	3,573
2,075	[2]	IMRglobal Corp.	17,721
544	[2]	IXYS Corp.	9,455
2,664	[2]	Identix, Inc.	20,912
14,114		Ikon Office Solutions, Inc.	87,507
3,503	[2]	Imation Corp.	80,814
1,404	[2]	Immersion Corp.	8,607
3,797	[2]	InFocus Corp.	74,079
1,497	[2]	Indus International, Inc.	7,051
5,340	[2]	Informatica Corp.	134,835
2,258	[2]	Information Architects Corp.	3,048
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
179	[2]	Inforte Corp.	$1,817
1,309	[2]	Integrated Circuit System, Inc.	21,952
2,565	[2]	Integrated Silicon Solution, Inc.	38,424
1,880		Inter-Tel, Inc.	18,593
410	[2]	Interactive Intelligence, Inc.	6,294
4,487	[2]	Intergraph Corp.	58,959
4,916	[2]	Interliant, Inc.	10,520
855		Interlink Electronics, Inc.	5,720
1,913	[2]	Interlogix, Inc.	43,999
5,101	[2]	Internet Pictures Corp.	1,938
1,065	[2]	Internet.com Corp.	3,919
6,506	[2]	Intertrust Technologies Corp.	22,251
3,254	[2]	Intervoice, Inc.	33,809
2,042	[2]	Interworld Corp.	225
7,040	[2]	Interwoven, Inc.	103,066
1,674	[2]	IntraNet Solutions, Inc.	55,376
1,660	[2]	Intraware, Inc.	2,158
1,633	[2]	Intrusion.com, Inc.	7,349
26,863	[2]	Iomega Corp.	91,066
5,570	[2]	J.D. Edwards & Co.	44,003
2,093	[2]	JDA Software Group, Inc.	31,332
678	[2]	JNI Corp.	6,956
2,046	[2]	Juno Online Services, Inc.	4,297
856		Keithley Instruments, Inc.	22,727
2,899	[2]	Kent Electronics Corp.	62,618
1,718	[2]	Keynote Systems, Inc.	19,998
1,218	[2]	Kronos, Inc.	41,449
4,894	[2]	Kulicke & Soffa Industries	81,975
4,731	[2]	LTX Corp.	127,359
1,554	[2]	Lante Corp.	2,145
1,319	[2]	Latitude Communications, Inc.	2,638
8,758	[2]	Legato Systems, Inc.	115,868
642	[2]	Level 8 Systems, Inc.	2,696
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
2,721	[2]	Lightbridge, Inc.	$36,380
1,528	[2]	Lightpath Technologies, Inc.	21,468
876	[2]	Lightspan, Inc.	1,323
469	[2]	LivePerson, Inc.	216
1,158	[2]	Lodgenet Entertainment	22,315
4,141	[2]	LookSmart Ltd.	7,868
505	[2]	Loudeye Technologies, Inc.	596
439	[2]	Luminex Corp.	6,159
1,062	[2]	MCSI, Inc.	19,116
1,014	[2]	MCX Communications, Inc.	2,555
3,368	[2]	MEMC Electronic Materials	26,068
1,763	[2]	MICROS Systems Corp.	37,763
1,307	[2]	MKS Instruments, Inc.	32,949
2,141	[2]	MP3.com, Inc.	6,744
1,358	[2]	MRO Software, Inc.	20,587
6,331	[2]	MRV Communications, Inc.	48,052
3,232	[2]	MTI Technology Corp.	7,207
412	[2]	Manhattan Associates, Inc.	13,699
5,248	[2]	Manugistics Group, Inc.	178,012
1,405	[2]	Mapinfo Corp.	44,229
1,557	[2]	Marimba, Inc.	4,733
400		Marketwatch.Com, Inc.	1,100
3,483	[2]	Mastech Corp.	7,906
518	[2]	MatrixOne, Inc.	12,453
1,671	[2]	Mattson Technology, Inc.	29,359
18,186	[2]	Maxtor Corp.	144,033
682	[2]	McAfee.com, Corp.	5,292
897	[2]	Meade Instruments Corp.	5,373
2,500	[2]	Mechanical Technology, Inc.	16,325
1,092	[2]	Media 100, Inc.	2,512
1,087	[2]	MedicaLogic, Inc.	1,348
1,485	[2]	Medquist, Inc.	40,050
6,425	[2]	Mentor Graphics Corp.	169,042
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
2,642	[2]	Mercator Software, Inc.	$5,152
2,147	[2]	Mercury Computer Systems, Inc.	109,025
910	[2]	Metasolv Software, Inc.	7,981
696	[2]	Metawave Communications Corp.	2,575
3,586		Methode Electronics, Inc., Class A	20,512
2,097	[2]	Metricom, Inc.	6,983
2,699	[2]	MicroStrategy, Inc.	12,253
3,537	[2]	Micron Electronics, Inc.	6,756
1,102	[2]	Microsemi Corp.	42,273
1,571	[2]	Molecular Devices Corp.	30,242
3,381	[2]	Motient Corp.	3,618
1,682	[2]	Multex.com, Inc.	26,912
3,805	[2]	NBC Internet, Inc., Class A	8,067
681	[2]	NETsilicon, Inc.	2,663
3,758	[2]	NX Networks, Inc.	4,622
2,100	[2]	NYFIX, Inc.	51,639
423	[2]	Nanometrics, Inc.	12,373
3,321		National Data Corp.	95,147
1,832	[2]	National Information Consortium, Inc.	4,873
3,646	[2]	Natural Microsystems Corp.	27,892
1,484	[2]	Neoforma.com, Inc.	1,395
463	[2]	Neon Systems, Inc.	2,630
1,432	[2]	Net Perceptions, Inc.	1,475
498	[2]	Net.Genesis Corp.	523
516	[2]	NetGuru, Inc.	1,496
3,400	[2]	NetIQ Corp.	99,836
1,179	[2]	NetObjects, Inc.	531
1,423	[2]	NetScout Systems, Inc.	11,740
566	[2]	NetSolve, Inc.	3,815
3,884	[2]	NetZero, Inc.	2,983
2,719	[2]	Netegrity, Inc.	108,733
5,636	[2]	Netmanage, Inc.	4,734
1,562	[2]	Netopia, Inc.	5,186
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
806	[2]	Netpliance, Inc.	$274
3,443	[2]	Netro Corp.	15,803
335	[2]	Netsol International, Inc.	1,608
1,760	[2]	Network Access Solutions Corp.	1,302
2,139	[2]	Network Equipment Technologies, Inc.	8,962
1,373	[2]	Network Peripherals, Inc.	10,160
3,730	[2]	New Century Equity Holdings Corp.	4,774
2,604	[2]	New Era of Networks, Inc.	15,884
893	[2]	Niku Corp.	1,911
1,445	[2]	Novadigm, Inc.	13,872
518	[2]	Nuance Communications, Inc.	6,636
537	[2]	Numerical Technologies, Inc.	9,183
2,133	[2]	ONYX Software Corp.	8,575
485	[2]	OTG Software, Inc.	2,784
4,510	[2]	Oak Technology, Inc.	50,241
2,169	[2]	On2.com, Inc.	1,301
909	[2]	Onvia.com, Inc.	882
3,783	[2]	Open Market, Inc.	3,972
774	[2]	Opus360 Corp.	85
8,236	[2]	P-COM, Inc.	8,813
1,281	[2]	PC-Tel, Inc.	12,195
1,558	[2]	PLX Technology, Inc.	7,556
2,113	[2]	PRI Automation, Inc.	40,379
1,348	[2]	Packard BioScience Co.	9,369
1,661	[2]	Packeteer, Inc.	13,736
1,757	[2]	Paradyne Networks, Inc.	3,707
380	[2]	Pec Solutions, Inc.	6,038
2,084	[2]	Pericom Semiconductor Corp.	37,491
5,685	[2]	Perot Systems Corp.	60,943
1,119	[2]	Persistance Software, Inc.	996
2,032	[2]	Pharmacopedia, Inc.	39,624
2,278	[2]	Phoenix Technology, Ltd.	24,716
1,199	[2]	Photon Dynamics, Inc.	37,169

Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
2,524	[2]	Photronics, Inc.	$72,464
4,714	[2]	Pinnacle Systems, Inc.	50,063
3,179		Pioneer Standard Electronics, Inc.	38,148
541	[2]	Pixelworks, Inc.	12,281
4,874	[2]	Plantronics, Inc.	95,335
4,574		Polaroid Corp.	16,238
2,792	[2]	Power Integrations, Inc.	52,099
385	[2]	Predictive Systems, Inc.	870
444	[2]	Preview Systems, Inc.	1,296
1,328	[2]	Primus Knowledge Solutions, Inc.	5,259
1,490	[2]	ProBusiness Services, Inc.	33,600
461	[2]	Procom Technology, Inc.	4,380
2,187	[2]	Prodigy Communications Corp.	7,042
3,314	[2]	Progress Software Corp.	46,893
2,598	[2]	Proxim, Inc.	36,138
3,364	[2]	Puma Technology, Inc.	13,221
2,178	[2]	PurchasePro.com, Inc.	6,120
1,216	[2]	QRS Corp.	10,762
2,037	[2]	QuickLogic Corp.	12,222
47	[2]	Quokka Sports, Inc.	11
3,771	[2]	REMEC, Inc.	41,330
1,449	[2]	RadiSys Corp.	30,574
1,652	[2]	Radiant Systems, Inc.	27,754
2,162	[2]	Rainbow Technologies, Inc.	11,696
3,057	[2]	Rare Medium Group, Inc.	3,607
1,172	[2]	Razorfish, Inc.	1,102
2,477	[2]	Remedy Corp.	43,422
879	[2]	Renaissance Learning, Inc.	32,092
4,745	[2]	Retek, Inc.	137,083
6,542	[2]	Rhythms NetConnections, Inc.	1,701
3,770	[2]	Robotic Vision Systems, Inc.	11,008
578	[2]	Rudolph Technologies, Inc.	27,796
1,196	[2]	SBS Technologies, Inc.	23,920
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
1,327	[2]	SCM Microsystems, Inc.	$14,199
1,558	[2]	SERENA Software, Inc.	30,007
9,359	[2]	SONICblue, Inc.	45,766
1,216	[2]	SPSS, Inc.	15,796
1,528	[2]	SVI Solutions, Inc.	1,681
347	[2]	Saba Software, Inc.	2,776
1,570	[2]	Sagent Technology, Inc.	3,313
1,445	[2]	SalesLogix Corp.	17,282
1,325	[2]	Sanchez Computer Associates	15,132
1,792	[2]	Savvis Communication Corp.	1,487
2,101	[2]	SciQuest.com, Inc.	4,034
411	[2]	Scientific Learning Corp.	1,418
1,703	[2]	SeaChange International, Inc.	27,929
2,752	[2]	Secure Computing Corp.	39,546
389	[2]	SeeBeyond Technology Corp.	5,777
395	[2]	Selectica, Inc.	1,548
1,543	[2]	Semitool, Inc.	16,788
500	[2]	Sequenom, Inc.	6,505
19,294	[2]	Silicon Graphics, Inc.	50,550
3,206	[2]	Silicon Image, Inc.	13,626
3,474	[2]	Silicon Valley Group, Inc.	109,813
1,118	[2]	SilverStream Software, Inc.	10,789
2,284	[2]	Sipex Corp.	27,499
509	[2]	Siti-Sites.com, Inc.	46
650	[2]	SmartDisk Corp.	1,664
378	[2]	SmartServ Online, Inc.	3,901
3,082	[2]	SoftNet Systems, Inc.	4,438
2,974		Somera Communications	18,320
1,089	[2]	Sonic Foundry, Inc.	2,385
2,764	[2]	Sonicwall, Inc.	48,619
976	[2]	Sorrento Networks Corp.	7,027
1,227	[2]	SpectraLink Corp.	12,442
2,481	[2]	SpeedFam-IPEC, Inc.	15,258
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
1,927	[2]	Sportsline USA, Inc.	$7,573
1,422	[2]	Standard Microsystems Corp.	19,908
390		Stanford Microdevices, Inc.	5,070
4,928	[2]	StarBase Corp.	10,102
3,740	[2]	Starmedia Network, Inc.	9,163
9,637	[2]	Storage Technology Corp.	123,257
5,420	[2]	Stratos Lightwave, Inc.	43,302
3,629	[2]	Structural Dynamics Research Corp.	59,879
731	[2]	Supertex, Inc.	13,129
2,300	[2]	Sykes Enterprises, Inc.	13,041
2,364	[2]	Symmetricom, Inc.	34,356
565	[2]	Syntel, Inc.	4,548
3,294	[2]	Systems & Computer Technology Corp.	28,888
2,122	[2]	THQ, Inc.	80,827
2,779	[2]	Take-Two Interactive Software, Inc.	38,739
1,366	[2]	Tanning Technology Corp.	6,297
4,682	[2]	Technology Solutions Corp.	13,110
387	[2]	Telaxis Communications Corp.	399
1,464	[2]	TenFold Corp.	542
8,111	[2]	TeraForce Technology Corp.	3,244
1,138	[2]	Therma-Wave, Inc.	19,266
1,202	[2]	Tollgrade Communications, Inc.	32,959
3,341	[2]	Transaction Systems Architects, Inc., Class A	28,198
1,517	[2]	Travelocity.com, Inc.	45,434
2,035	[2]	TriZetto Group, Inc.	26,028
1,712	[2]	Tricord Systems, Inc.	9,758
2,388	[2]	Trimble Navigation Ltd.	39,235
920	[2]	Tumbleweed Communications Corp.	2,070
1,540	[2]	Tut Systems, Inc.	3,850
1,844	[2]	U.S. Interactive, Inc.	1,037
1,257	[2]	U.S. Wireless Corp.	3,080
4,383	[2]	UNOVA, Inc.	14,026
487	[2]	Ulticom, Inc.	9,886
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
2,243	[2]	Ultratech Stepper, Inc.	$64,441
422	[2]	Unigraphics Solutions, Inc.	7,596
1,290	[2]	Universal Display Corp.	21,401
1,307	[2]	VASCO Data Security International, Inc.	7,554
1,609	[2]	VIA NET.WORKS, Inc.	3,620
452	[2]	ValueClick, Inc.	1,455
3,246	[2]	Varian Semiconductor Equipment Associates, Inc.	147,855
3,260	[2]	Varian, Inc.	105,363
2,441	[2]	Veeco Instruments, Inc.	122,563
2,902	[2]	Verity, Inc.	65,353
379	[2]	Versata, Inc.	303
3,023	[2]	Vertel Corp.	5,653
1,709	[2]	Vertex Interactive, Inc.	4,768
1,924	[2]	ViaLink Co.	4,598
1,574	[2]	ViaSat, Inc.	27,592
1,232	[2]	Viador, Inc.	493
4,089	[2]	Viant Corp.	10,591
2,380	[2]	Viewpoint Corp.	12,209
3,295	[2]	Visual Networks, Inc.	11,862
778	[2]	Vyyo, Inc.	1,253
1,973	[2]	WESCO International, Inc.	14,719
1,151	[2]	Watchguard Technologies, Inc.	8,011
4,705	[2]	Wave Systems Corp.	20,937
388	[2]	Websense, Inc.	4,831
2,973	[2]	Westell Technologies, Inc., Class A	4,251
17,365	[2]	Western Digital Corp.	92,382
1,489	[2]	White Electronic Designs Corp.	7,445
2,157	[2]	Wink Communications, Inc.	9,771
6,572	[2]	World Access, Inc.	394
1,290	[2]	WorldGate Communications, Inc.	3,818
169	[2]	Worldwide Xceed Group, Inc.	93
1,706		X-Rite, Inc.	15,252
909	[2]	Xpedior, Inc.	13
Shares			Value
		COMMON STOCKS--continued[1]
		Technology--continued
3,447	[2]	Xybernaut Corp.	$8,445
2,631	[2]	Zebra Technologies Corp., Class A	113,817
1,639	[2]	Zoran Corp.	36,796
1,521	[2]	Zygo Corp.	55,821
4,219	[2]	e-MedSoft.com	3,417
553	[2]	eBenX, Inc.	2,323
2,577	[2]	eGain Communications Corp.	8,891
4,770	[2]	eLoyalty Corp.	15,073
2,123	[2]	eMachines, Inc.	467
2,721	[2]	eXcelon Corp.	4,136
2,166	[2]	iVillage, Inc.	2,599
4,438	[2]	iXL Enterprises, Inc.	6,657

		TOTAL	11,115,211

		Transportation--2.1%
5,694	[2]	AirTran Holdings, Inc.	52,954
4,866		Airborne Freight Corp.	44,573
2,451	[2]	Alaska Air Group, Inc.	68,996
4,059		Alexander and Baldwin, Inc.	91,612
3,253	[2]	America West Holdings Corp., Class B	33,213
948	[2]	American Classic Voyages	8,997
1,584	[2]	Arkansas Best Corp.	31,126
2,035		Arnold Industries, Inc.	36,304
3,338	[2]	Atlantic Coast Airlines Holdings	80,780
1,570	[2]	Atlas Air, Inc.	39,878
4,820		CNF Transportation, Inc.	147,781
917	[2]	Cheap Tickets, Inc.	9,629
4,900	[2]	Cyber-Care, Inc.	13,475
2,742	[2]	EGL, Inc.	65,013
674	[2]	Expedia, Inc.	17,531
1,401	[2]	Forward Air Corp.	48,615
2,108	[2]	Fritz Companies, Inc.	23,820
2,661	[2]	Frontier Airlines, Inc.	39,995
1,493	[2]	Heartland Express, Inc.	41,013
Shares			Value
		COMMON STOCKS--continued[1]
		Transportation--continued
515	[2]	Hotel Reservations Network, Inc., Class A	$16,094
1,749		Hunt (J.B.) Transportation Services, Inc.	31,482
2,435	[2]	Kirby Corp.	53,814
622	[2]	Knight Transportation, Inc.	16,545
856	[2]	Landstar System, Inc.	55,897
833	[2]	M.S. Carriers, Inc.	25,731
3,222	[2]	Mesa Air Group, Inc.	35,442
1,171	[2]	Mesaba Holdings, Inc.	13,022
1,435	[2]	Midwest Express Holdings, Inc.	22,228
2,506		Overseas Shipholding Group, Inc.	75,932
1,361		RPC Energy Services, Inc.	20,415
1,184		Roadway Express, Inc.	28,890
5,962		Ryder Systems, Inc.	118,107
4,798		SkyWest, Inc.	127,147
4,294	[2]	Swift Transportation Co.	78,194
2,432	[2]	Trico Marine Services, Inc.	35,215
2,633		USFreightways Corp.	69,011
2,756		Werner Enterprises, Inc.	54,844
2,235		Westinghouse Air Brake, Co.	29,860
4,579	[2]	Wisconsin Central Transportation Corp.	73,539
2,403	[2]	Yellow Corp.	43,807

		TOTAL	1,920,521

		Utilities--4.9%
5,368		AGL Resources, Inc.	122,659
7,439		Allete	181,288
953		American States Water Co.	31,354
3,809		Atmos Energy Corp.	86,350
4,685		Avista Corp.	93,232
2,236		Black Hills Corp.	114,863
1,604		CH Energy Group, Inc.	70,656
1,327		California Water Service Group	34,250
1,052		Cascade Natural Gas Corp.	20,987
2,240		Cleco Corp.	100,800
Shares			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
8,812		Conectiv, Inc.	$196,508
5,115	[2]	El Paso Electric Co.	72,122
1,761		Empire Distribution Electric Co.	33,406
2,768		Energen Corp.	102,831
3,281		Hawaiian Electric Industries, Inc.	121,988
3,681		Idacorp, Inc.	141,719
6,093		Kansas City Power And Light Co.	159,027
1,897		Laclede Gas Co.	45,528
6,522		MDU Resources Group, Inc.	260,880
1,642		Madison Gas & Electric Co.	37,914
1,049		Midcoast Energy Resources, Inc.	28,208
1,335		NUI Corp.	29,837
1,781		New Jersey Resources Corp.	77,099
2,496		Northwest Natural Gas Co.	55,411
2,300		Northwestern Corp.	57,500
7,713		OGE Energy Corp.	170,072
2,979		ONEOK, Inc.	128,752
2,371		Otter Tail Power Co.	64,017
3,560		Peoples Energy Corp.	141,510
4,436		Philadelphia Suburban Corp.	103,359
3,156		Piedmont Natural Gas, Inc.	112,196
3,423		Public Service Co. New Mexico	123,673
3,379		RGS Energy Group, Inc.	125,699
194		SJW Corp.	15,656
1,807		Semco Energy, Inc.	26,870
7,766		Sierra Pacific Resources	124,334
1,182		South Jersey Industries, Inc.	36,583
3,168	[2]	Southern Union Co.	70,805
3,178		Southwest Gas Corp.	66,897
2,483		Southwestern Energy Co.	32,651
2,688		UGI Corp.	71,098
1,465		UIL Holdings Corp.	71,712
3,006		UniSource Energy Corp.	69,769
Shares or Principal Amount			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
6,637		Vectren Corp.	$150,262
2,622		WPS Resources Corp.	86,552
4,625		Washington Gas Light Co.	132,275
1,987		Western Gas Resources, Inc.	79,003
6,935		Western Resources, Inc.	171,780

		TOTAL	4,451,942

		TOTAL COMMON STOCKS (IDENTIFIED COST $82,294,381)	85,861,153

		PREFERRED STOCKS--0.0%
		Health Care--0.0%
76		Genesis Health Ventures, Inc.	0

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $28,732)	0

		SHORT-TERM U.S. GOVERNMENT OBLIGATION--0.7%[3]
$700,000		United States Treasury Bill, 7/19/2001 (IDENTIFIED COST $694,247)	694,414

		MUTUAL FUND--4.8%
4,388,085		Prime Value Obligations Fund, IS Shares (at net asset value)	4,388,085

		TOTAL INVESTMENTS (IDENTIFIED COST $87,405,445)[4]	$90,943,652

1 The fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $4,628,400 at April 30, 2001, which represents 5.1% of net assets. Taking into consideration these open index futures contracts, the fund's effective total exposure to the index is 99.0%.

2 Non-income producing security.

3 Represents a security held as collateral which is used to ensure the fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The cost of investments for federal tax purposes amounts to $87,405,445. The net unrealized appreciation/depreciation of investments on a federal tax basis amounts to $3,538,207 which is comprised of $25,211,248 appreciation and $21,673,041 depreciation at April 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($91,454,433) at April 30, 2001.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
PCS	--Participation Certificates
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $87,405,445)		$90,943,652
Income receivable		57,033
Receivable for investments sold		61,031
Receivable for daily variation margin		513,176

TOTAL ASSETS		91,574,892

Liabilities:
Payable for investments purchased	$21,624
Payable for shares redeemed	98,835

TOTAL LIABILITIES		120,459

Net assets for 7,871,335 shares outstanding		$91,454,433

Net Assets Consist of:
Paid in capital		$89,736,287
Net unrealized appreciation of investments and futures contracts		3,535,282
Accumulated net realized loss on investments and futures contracts		(1,898,184)
Undistributed net investment income		81,048

TOTAL NET ASSETS		$91,454,433

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value, offering price and redemption proceeds per share ($85,895,634 ÷ 7,390,680 shares outstanding)		$11.62

Class C Shares:
Net asset value and offering price per share ($5,558,799 ÷ 480,655 shares outstanding)		$11.57

Redemption Proceeds Per Share (99.00/100 of $11.57)[1]		$11.45

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2001 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $358)			$636,465
Interest			155,157

TOTAL INCOME			791,622

Expenses:
Management fee		$227,364
Custodian fees		14,572
Transfer and dividend disbursing agent fees and expenses		47,783
Directors'/Trustees' fees		1,902
Auditing fees		5,352
Legal fees		1,751
Portfolio accounting fees		46,760
Distribution services fee--Class C Shares		20,433
Shareholder services fee--Institutional Shares		106,871
Shareholder services fee--Class C Shares		6,811
Share registration costs		16,352
Printing and postage		23,504
Insurance premiums		593
Miscellaneous		703

TOTAL EXPENSES		520,751

Waivers and Reimbursements:
Waiver of shareholder services fee--Institutional Shares	$(55,573)
Reimbursement of management fee	(216)

TOTAL WAIVERS AND EXPENSE REDUCTIONS		(55,789)

Net expenses			464,962

Net investment income			326,660

Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments and futures contracts			(661,142)

Net change in unrealized depreciation of investments and futures contracts			(2,485,585)

Net realized and unrealized loss on investments and futures contracts			(3,146,727)

Change in net assets resulting from operations			$(2,820,067)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2001	Year Ended 10/31/2000
Increase (Decrease) in Net Assets
Operations:
Net investment income	$326,660	$864,588
Net realized gain (loss) on investments and futures contracts ($(661,142) and $19,685,980, respectively, as computed for federal tax purposes)	(661,142)	19,585,195
Net change in unrealized appreciation/depreciation of investments and futures contracts	(2,485,585)	(3,942,494)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,820,067)	16,507,289

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(423,463)	(686,737)
Distributions from net realized gains on investments and futures contracts
Institutional Shares	(13,279,506)	(10,712,667)
Class C Shares	(825,830)	(449,824)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,528,799)	(11,849,228)

Share Transactions:
Proceeds from sale of shares	50,227,669	258,138,689
Net asset value of shares issued to shareholders in payment of distributions declared	10,810,551	7,694,804
Cost of shares redeemed	(59,800,740)	(264,412,200)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,237,480	1,421,293

Change in net assets	(16,111,386)	6,079,354

Net Assets:
Beginning of period	107,565,819	101,486,465

End of period (including undistributed net investment income of $81,048 and $177,851, respectively)	$91,454,433	$107,565,819

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2001	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$13.99	$13.63	$13.02	$16.68	$14.39	$13.33
Income From Investment Operations:
Net investment income	0.04	0.12	0.11	0.13	0.15	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	(0.45)	1.84	1.43	(2.19)	3.51	1.78

TOTAL FROM INVESTMENT OPERATIONS	(0.41)	1.96	1.54	(2.06)	3.66	1.94

Less Distributions:
Distributions from net investment income	(0.06)	(0.10)	(0.11)	(0.14)	(0.14)	(0.16)
Distributions from net realized gain on investments and futures contracts	(1.90)	(1.50)	(0.82)	(1.46)	(1.23)	(0.72)

TOTAL DISTRIBUTIONS	(1.96)	(1.60)	(0.93)	(1.60)	(1.37)	(0.88)

Net Asset Value, End of Period	$11.62	$13.99	$13.63	$13.02	$16.68	$14.39

Total Return[1]	(2.44)%	15.14%	12.43%	(13.46)%	27.54%	15.09%

Ratios to Average Net Assets:

Expenses	0.97%[3]	0.96%	0.93%	0.82%	0.76%	0.74%

Net investment income	0.77%[3]	0.85%	0.79%	0.80%	0.96%	1.14%

Expense waiver/reimbursement[2]	0.13%[3]	0.13%	0.13%	0.13%	0.18%	0.23%

Supplemental Data:

Net assets, end of period (000 omitted)	$85,895	$101,330	$97,235	$118,494	$150,470	$144,690

Portfolio turnover	4%	56%	47%	48%	52%	42%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,		Period Ended
	4/30/2001	2000	1999	10/31/1998 [1]
Net Asset Value, Beginning of Period	$13.91	$13.59	$13.00	$16.75
Income From Investment Operations:
Net investment income (net operating loss)[2]	(0.00)	(0.00)	(0.00)	0.00
Net realized and unrealized gain (loss) on investments and futures contracts	(0.44)	1.82	1.42	(2.25)

TOTAL FROM INVESTMENT OPERATIONS	(0.44)	1.82	1.42	(2.25)

Less Distributions:
Distributions from net investment income	--	--	(0.01)	(0.04)
Distributions from net realized gain on investments and futures contracts	(1.90)	(1.50)	(0.82)	(1.46)

TOTAL DISTRIBUTIONS	(1.90)	(1.50)	(0.83)	(1.50)

Net Asset Value, End of Period	$11.57	$13.91	$13.59	$13.00

Total Return[3]	(2.70)%	14.09%	11.44%	(14.47)%

Ratios to Average Net Assets:

Expenses	1.85%[4]	1.84%	1.81%	1.72%[4]

Net investment income (net operating loss)	(0.12)%[4]	(0.06)%	(0.09)%	0.00%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$5,559	$6,236	$4,252	$1,101

Portfolio turnover	4%	56%	47%	48%

1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

2 Less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2001 (unaudited)

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class C Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investments Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary. Witholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six-month period ended April 30, 2001, the Fund had realized losses on future contracts of $1,441,223. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 2001, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
June 2001	19 Russell 2000 Index Futures	Long	$2,925

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2001		Year Ended 10/31/2000
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,990,003	$46,535,100	17,100,852	$247,960,454
Shares issued to shareholders in payment of distributions declared	891,963	10,016,852	549,532	7,271,075
Shares redeemed	(4,733,576)	(55,610,342)	(17,543,527)	(255,740,183)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	148,390	$941,610	106,857	$(508,654)

	Six Months Ended 4/30/2001		Year Ended 10/31/2000
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	326,273	$3,692,569	701,709	$10,178,235
Shares issued to shareholders in payment of distributions declared	71,120	793,699	32,345	423,729
Shares redeemed	(365,041)	(4,190,398)	(598,643)	(8,672,017)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	32,352	$295,870	135,411	$1,929,947

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	180,742	$1,237,480	242,268	$1,421,293

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.50% of the Fund's average daily net assets. Under the terms of a sub-management agreement between the Manager and Northern Trust Quantitative Advisors, Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.065% of the Fund's average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class C Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of Class C Shares annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six-month period ended April 30, 2001, were as follows:

Purchases	$3,745,603

Sales	$8,673,124

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

AMANDA J. REED

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Mini-Cap Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 31420E304
Cusip 31420E601

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3052012 (6/01)